Schedule of Investments (unaudited) April 30, 2019	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities — 0.8%

Preferred Stocks — 0.8%

United States — 0.8%
AliphCom, Series 6, (Acquired 12/15/15, cost $0)(a)(b)(c)(d)	8,264	$—
AliphCom, Series 8, (Acquired 03/10/15, cost $1,750,010)(a)(b)	823,530	8
Illumio Inc., (Acquired 3/10/15, cost $1,500,001)(a)(b)	466,730	2,039,610
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $1,999,998)(a)(b)	326,264	2,019,574
Uber Technologies, Inc., Series E, (Acquired 12/04/14, cost $415,803)(a)(b)	12,480	586,560

Total Preferred Stocks — 0.8% (Cost — $5,665,812)		4,645,752

Total Preferred Securities — 0.8% (Cost — $5,665,812)		4,645,752

	Par (000)

U.S. Treasury Obligations — 14.7%
U.S. Treasury Notes:
(3 mo.Treasury money market yield + 0.06%), 2.47%, 07/31/19(e)	$6,135	6,135,575
2.46%, 10/31/19(f)	12,000	12,000,477
2.41%, 01/31/20(f)	60,000	59,977,326
2.55%, 04/30/21(f)	11,535	11,537,369

Total U.S. Treasury Obligations — 14.7% (Cost — $89,686,205)		89,650,747

Total Long-Term Investments — 15.5% (Cost — $95,352,017)		94,296,499

Security	Par (000)	Value

Short-Term Securities — 74.6%

U.S. Treasury Obligations — 71.6%
U.S. Treasury Bills(g):
2.41% — 2.44%, 05/14/19	$93,565	$93,484,451
2.45%, 05/16/19	20,895	20,874,141
2.40% — 2.44%, 05/28/19	48,300	48,213,628
2.42%, 06/11/19	40,000	39,891,601
2.43% — 2.44%, 06/18/19	46,000	45,852,800
2.46%, 06/20/19	20,000	19,933,882
0.01%, 06/25/19	48,000	47,824,550
2.46%, 06/27/19	80,245	79,943,245
2.42% — 2.43%, 07/05/19	5,755	5,730,243
2.43%, 07/18/19	20,000	19,897,137
U.S. Treasury Notes(f):
2.45%, 04/30/20	13,300	13,297,135
2.53%, 01/31/21	575	574,988

Total U.S. Treasury Obligations — 71.6% (Cost — $435,518,683)		435,517,801

	Shares

Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.28%(h)(i)	18,352,385	18,352,385

Total Money Market Funds — 3.0% (Cost — $18,352,385)		18,352,385

Total Short-Term Securities — 74.6% (Cost — $453,871,068)		453,870,186

Total Investments — 90.1% (Cost — $549,223,085)		548,166,685

Other Assets Less Liabilities — 9.9%		60,241,456

Net Assets — 100.0%		$608,408,141

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $4,645,752 and an original cost of $5,665,812, which was 0.8% of its net assets.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Rates shown are discount rates or a range of discount rates as of period end.
(h)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

(i)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	21,000,203	(2,647,818)	18,352,385	$18,352,385	$317,905	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Amsterdam Index	314	05/17/19	$40,024	$755,991
CAC 40 Index	12	05/17/19	747	3,231
IBEX 35 Index	75	05/17/19	8,042	68,793
Hang Seng Index	55	05/30/19	10,330	17,226
Topix Index	47	06/13/19	6,814	6,357
DAX Index	12	06/21/19	4,156	(357)

				851,241

Short Contracts:
OMXS 30 Index	1,903	05/17/19	33,443	(570,961)
MSCI Sing Index	619	05/30/19	17,228	(173,444)
S&P/TSX 60 Index	39	06/20/19	5,784	(11,992)
SPI 200 Index	20	06/20/19	2,222	18,088
FTSE 100 Index	138	06/21/19	13,265	(221,636)
FTSE/MIB Index	9	06/21/19	1,083	(4,950)
S&P 500 E-Mini Index	158	06/21/19	23,293	(848,034)

				(1,812,929)

				$(961,688)

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid/(Received) by the Fund (a)	Counterparty	Termination Date	Notional Amount/ Contract Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market IX Future June 2019	366,040	Morgan Stanley & Co. International PLC	06/21/19	359	$21,787	$—	$21,787
Swiss Market IX Future June 2019	15,271,397	Morgan Stanley & Co. International PLC	06/21/19	14,987	920,185	—	920,185
Swiss Market IX Future June 2019	3,553,246	Morgan Stanley & Co. International PLC	06/21/19	3,487	132,523	—	132,523
Swiss Market IX Future June 2019	2,507,432	Morgan Stanley & Co. International PLC	06/21/19	2,461	111,083	—	111,083
Swiss Market IX Future June 2019	1,278,683	Morgan Stanley & Co. International PLC	06/21/19	1,255	78,666	—	78,666
Swiss Market IX Future June 2019	5,835,310	Morgan Stanley & Co. International PLC	06/21/19	5,727	179,018	—	179,018
Swiss Market IX Future June 2019	2,926,378	Morgan Stanley & Co. International PLC	06/21/19	2,872	80,948	—	80,948
Swiss Market IX Future June 2019	561,648	Morgan Stanley & Co. International PLC	06/21/19	551	20,326	—	20,326
Swiss Market IX Future June 2019	3,795,988	Morgan Stanley & Co. International PLC	06/21/19	3,725	84,805	—	84,805
Swiss Market IX Future June 2019	2,009,463	Morgan Stanley & Co. International PLC	06/21/19	1,972	28,262	—	28,262
Swiss Market IX Future June 2019	388,036	Morgan Stanley & Co. International PLC	06/21/19	381	200	—	200

					$1,657,803	$—	$1,657,803

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America, N.A.	04/17/19 — 02/21/23	$(3,253,142)	$4,722,715	(b)	$563,226	51.8%
	Deutsche Bank A.G.	01/30/23 — 02/23/23	(1,100,050)	132,593	(c)	(1,024,519)	6.6
	UBS AG	05/23/19 — 06/12/23	(3,549,248)	2,680,114	(d)	(1,240,983)	25.4
	Goldman Sachs & Co.	04/02/19 — 03/17/23	(4,888,972)	3,150,287	(e)	(1,744,644)	112.0
	Bank of America, N.A.	2/17/23	265,038	(434,881	)(f)	(71,714)	3.9
	Goldman Sachs & Co.	04/05/19 — 02/27/23	(1,069,478)	615,779	(g)	(300,990)	54.4

			$(13,595,852)	$10,866,607		$(3,819,624)

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-4400 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore Swap Offer Rate Fixing 1 Day

Association of Banks in Singapore Swap Offer Rate Fixing 1 Month

ASX Australian Bank Bill Short Term Rates 1 Month Mid

Bank of Israel Tel Aviv Interbank Offered 1 Month

Bank of Israel Tel Aviv Interbank Offered O/N

Bank of Japan Estimate Unsecured Overnight Call Rate

Canada Bankers Acceptances 1 Month

Canadian Overnight Repo Rate Average CORRA

Copenhagen Interbank Offered Rates 1 Week

Denmark Tomorrow/Next

EMMI EURO Overnight Index Average

Euribor 1 Week ACT/360

HK Association of Banks HKD HIBOR Fixings 1 Week at 11:00am

HK Association of Banks HKD HIBOR Fixings 2 Week at 11:00am

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

ICE LIBOR CHF 1 Week

ICE LIBOR CHF Spot Next

ICE LIBOR EUR 1W

ICE LIBOR GBP 1 Week

ICE LIBOR GBP Overnight

ICE LIBOR JPY 1 Month

ICE LIBOR JPY 1 Week

ICE LIBOR JPY Spot Next

ICE LIBOR USD 1 Week

NOK Overnight Deposit

Norwegian Overnight Weighted Average

Oslo Bors Norway Interbank Offered Rate Fixing 1 Week

RBA Interbank Overnight Cash Rate

SGD Overnight Deposit

SONIA O/N Deposit Rates Swap

STIBOR Interbank Offered Rate T/N

Stockholm Interbank Offered Rate 1 Week

Stockholm Interbank Offered Rate T/N

United States Overnight Bank Funding Rate

US Federal Funds Effective Rate (continuous series)

(b)	Amount includes $906,347 of net dividends and financing fees
(c)	Amount includes $57,062 of net dividends and financing fees.
(d)	Amount includes $371,849 of net dividends and financing fees.
(e)	Amount includes $5,959 of net dividends and financing fees.
(f)	Amount includes $(98,129) of net dividends and financing fees.
(g)	Amount includes $(152,709) of net dividends and financing fees.

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America, N.A. as of April 30, 2019 expiration dates 04/17/19 — 02/21/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
Adelaide Brighton Ltd.	31,720	$96,919	17.2%
Altium Ltd.	4,624	110,506	19.6
Ansell Ltd.	10,832	206,222	36.6
Aristocrat Leisure Ltd.	27,057	498,081	88.4
Atlassian Corp. PLC, Class A	3,979	438,287	77.8
Beach Energy Ltd.	195,536	293,216	52.1
BHP Group Ltd.	7,854	207,835	36.9
Boral Ltd.	12,539	42,929	7.6
Cochlear Ltd.	353	46,661	8.3
CSR Ltd.	503,878	1,265,791	224.7
DuluxGroup Ltd.	76,228	524,046	93.1
Oil Search Ltd.	9,534	52,212	9.3
REA Group Ltd.	15,978	900,433	159.9
Woodside Petroleum Ltd.	12,266	305,788	54.3

		4,988,926

Austria
Telekom Austria AG	12,193	91,401	16.3
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,129	420,824	74.7
Wienerberger AG	75,712	1,739,930	308.9

		2,252,155

Canada
Northland Power, Inc.	4,622	82,180	14.6
Quebecor, Inc., Class B	80,901	2,017,543	358.2
TFI International, Inc.	32,117	1,054,824	187.3

		3,154,547

Denmark
H Lundbeck A/S	4,292	180,944	32.1
Royal Unibrew A/S	6,208	445,469	79.1

		626,413

Finland
Kone OYJ, Class B	27,879	1,531,901	272.0
Valmet OYJ	82,771	2,280,093	404.8

		3,811,994

France
Arkema SA	14,663	1,505,547	267.3
Christian Dior SE	113	55,956	9.9
Edenred	41,540	1,958,517	347.7
Gaztransport Et Technigaz SA	2,748	248,667	44.2
L’Oreal SA	19,332	5,317,314	944.1
Rexel SA	2,442	32,830	5.8

	Shares	Value	% of Basket Value

France (continued)
Rubis SCA	4,435	$243,261	43.2%

		9,362,092

Germany
adidas AG	884	227,708	40.4
Jenoptik AG	7,900	312,672	55.5
Software AG	59,232	2,256,120	400.6

		2,796,500

Ireland
Glanbia PLC	69,676	1,280,856	227.4
Jazz Pharmaceuticals PLC	119	15,443	2.8

		1,296,299

Italy
Hera SpA	46,293	164,791	29.3
Interpump Group SpA	15,528	583,919	103.7
Moncler SpA	51,362	2,111,711	374.9
Terna Rete Elettrica Nazionale SpA	169,021	1,013,984	180.0

		3,874,405

Japan
Advantest Corp.	55,100	1,562,565	277.4
AGC, Inc.	72,600	2,476,952	439.8
Anritsu Corp.	4,100	71,310	12.7
Aoyama Trading Co. Ltd.	39,700	872,010	154.8
Aozora Bank Ltd.	1,900	46,424	8.2
Astellas Pharma, Inc.	9,500	128,667	22.8
Benesse Holdings, Inc.	7,900	218,418	38.8
Brother Industries Ltd.	5,700	112,546	20.0
Calbee, Inc.	4,900	135,683	24.1
Citizen Watch Co. Ltd.	80,800	455,569	80.9
Credit Saison Co. Ltd.	19,200	245,656	43.6
Dai-ichi Life Holdings, Inc.	137,600	1,986,230	352.7
DMG Mori Co. Ltd.	39,500	569,597	101.1
Eisai Co. Ltd.	9,300	541,545	96.1
Electric Power Development Co. Ltd.	6,100	141,797	25.2
Fuji Media Holdings, Inc.	4,900	65,943	11.7
Glory Ltd.	8,600	217,140	38.6
Hisamitsu Pharmaceutical Co., Inc.	2,000	85,070	15.1
Hokuriku Electric Power Co.	2,000	14,872	2.6
Hoshizaki Corp.	10,400	674,258	119.7
Japan Post Insurance Co. Ltd.	20,600	416,787	74.0
Japan Steel Works Ltd.	6,000	115,963	20.6
Japan Tobacco, Inc.	8,500	196,415	34.9
JXTG Holdings, Inc.	670,800	3,263,568	579.4
K’s Holdings Corp.	2,700	24,084	4.3
KDDI Corp.	1,600	36,876	6.5

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Kirin Holdings Co. Ltd.	57,300	$1,303,487	231.4%
Kokuyo Co. Ltd.	2,200	27,900	5.0
Kyudenko Corp.	1,200	34,246	6.1
Lintec Corp.	14,200	306,675	54.4
Mitsubishi Chemical Holdings Corp.	2,900	20,676	3.7
Mitsubishi Gas Chemical Co., Inc.	59,300	890,262	158.1
Mitsubishi Motors Corp.	54,600	306,609	54.4
Mitsubishi UFJ Financial Group, Inc.	295,800	1,467,619	260.6
Mitsui & Co. Ltd.	17,800	287,908	51.1
Mixi, Inc.	3,000	64,824	11.5
Nikon Corp.	50,100	698,684	124.0
Nippon Electric Glass Co. Ltd.	700	19,235	3.4
Nippon Express Co. Ltd.	600	32,996	5.9
Nippon Telegraph & Telephone Corp.	37,800	1,572,797	279.2
Nisshinbo Holdings, Inc.	107,500	959,688	170.4
Nitto Denko Corp.	17,100	924,550	164.2
NTN Corp.	158,500	523,181	92.9
NTT DOCOMO, Inc.	1,500	32,573	5.8
Oji Holdings Corp.	2,900	17,401	3.1
Ono Pharmaceutical Co. Ltd.	4,300	80,777	14.3
ORIX Corp.	3,100	43,914	7.8
Otsuka Holdings Co. Ltd.	17,000	607,743	107.9
Penta-Ocean Construction Co. Ltd.	5,800	26,608	4.7
Pilot Corp.	1,000	41,334	7.3
Pola Orbis Holdings, Inc.	35,100	1,107,960	196.7
Rohm Co. Ltd.	7,300	538,304	95.6
Sompo Holdings, Inc.	4,800	181,167	32.2
Sumitomo Chemical Co. Ltd.	97,000	483,933	85.9
Sumitomo Corp.	86,500	1,239,789	220.1
Sundrug Co. Ltd.	800	21,448	3.8
T&D Holdings, Inc.	86,200	933,640	165.8
Takashimaya Co. Ltd.	8,000	89,954	16.0
Tokai Tokyo Financial Holdings, Inc.	14,000	46,525	8.3
Tokyo Broadcasting System Holdings, Inc.	4,500	85,598	15.2
Tokyu Fudosan Holdings Corp.	6,100	34,415	6.1
Topcon Corp.	4,900	59,544	10.6
Toyobo Co. Ltd.	3,400	44,364	7.9
Trend Micro, Inc.	8,100	404,934	71.9
TS Tech Co. Ltd.	1,300	39,042	6.9
Ube Industries Ltd.	1,700	36,373	6.5
Ulvac, Inc.	14,100	474,978	84.3

		30,789,600

Netherlands
Adyen NV	2,075	1,691,121	300.2
BE Semiconductor Industries NV	34,991	1,007,936	179.0

	Shares	Value	% of Basket Value

Netherlands (continued)
Flow Traders	2,654	$76,085	13.5%

		2,775,142

Norway
Grieg Seafood ASA	7,952	91,872	16.3
Salmar ASA	19,640	893,321	158.6
Storebrand ASA	12,692	107,264	19.0
TGS Nopec Geophysical Co. ASA	2,449	64,038	11.4

		1,156,495

Spain
Acciona SA	10,570	1,225,917	217.7
Almirall SA	1,207	19,477	3.4

		1,245,394

Sweden
Fabege AB	3,801	52,795	9.4
Lundin Petroleum AB	58,084	1,891,575	335.9
Volvo AB, Class B	89,874	1,440,359	255.7

		3,384,729

Switzerland
Barry Callebaut AG, Registered Shares	475	870,933	154.6
Flughafen Zuerich AG, Registered Shares	94	15,496	2.8
Galenica AG	1,773	90,460	16.1
Logitech International SA, Registered Shares	60,113	2,355,585	418.2
OC Oerlikon Corp. AG, Registered Shares	68,329	892,999	158.6
Sika AG, Registered Shares	4,286	656,710	116.6
Sunrise Communications Group AG	24,339	1,616,161	286.9

		6,498,344

United Kingdom
Auto Trader Group PLC	77,599	573,640	101.8
Barratt Developments PLC	88,370	695,193	123.4
British American Tobacco PLC	35,889	1,405,016	249.5
Compass Group PLC	15,693	357,076	63.4
Diageo PLC	1,295	54,594	9.7
Dialog Semiconductor PLC	34,879	1,356,939	240.9
Electrocomponents PLC	216,481	1,825,439	324.1
Fevertree Drinks PLC	39,017	1,604,247	284.8
GlaxoSmithKline PLC	10,610	217,964	38.7
Greggs PLC	10,102	237,244	42.1
Imperial Brands PLC	14,920	474,727	84.3

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United Kingdom (continued)
Severn Trent PLC	98,084	$2,610,849	463.6%
Vodafone Group PLC	750,052	1,391,252	247.0
WH Smith PLC	11,849	317,011	56.3

		13,121,191

United States
ADT, Inc.	26,404	174,002	30.9
AMC Networks, Inc., Class A	16,059	938,006	166.5
AmerisourceBergen Corp.	13,727	1,026,230	182.2
Apergy Corp.	381	15,122	2.7
Apple Hospitality REIT, Inc.	66,389	1,092,099	193.9
Arista Networks, Inc.	1,303	406,914	72.2
Avista Corp.	26,476	1,142,175	202.8
Bank of Hawaii Corp.	1,539	126,783	22.5
Black Knight, Inc.	4,567	257,670	45.7
Boyd Gaming Corp.	44,134	1,270,176	225.5
Cabot Microelectronics Corp.	1,109	140,011	24.9
Cargurus, Inc.	736	29,985	5.3
Centene Corp.	16,372	844,140	149.9
Charles Schwab Corp.	46,001	2,105,926	373.9
Chegg, Inc.	2,879	102,636	18.2
Cheniere Energy, Inc.	492	31,660	5.6
Ciena Corp.	8,831	338,757	60.1
Cincinnati Financial Corp.	2,186	210,249	37.3
CNO Financial Group, Inc.	18,481	305,861	54.3
Colfax Corp.	15,971	481,845	85.6
Cornerstone OnDemand, Inc.	35,364	1,932,643	343.1
CoStar Group, Inc.	536	265,990	47.2
Crane Co.	5,960	506,898	90.0
Darden Restaurants, Inc.	240	28,224	5.0
Dell Technologies, Inc., Class C	2,608	175,805	31.2
Discover Financial Services	324	26,403	4.7
Dow, Inc.	14,812	840,285	149.2
Dropbox, Inc., Class A	17,712	431,819	76.7
Etsy, Inc.	1,402	94,691	16.8
Evergy, Inc.	5,550	320,901	57.0
First American Financial Corp.	32,504	1,854,678	329.3
First Horizon National Corp.	24,419	368,483	65.4
Fiserv, Inc.	1,792	156,334	27.8
Five9, Inc.	4,851	257,443	45.7
GATX Corp.	1,694	130,658	23.2
General Mills, Inc.	8,570	441,098	78.3
Globus Medical, Inc., Class A	401	18,081	3.2
GoDaddy, Inc., Class A	39,863	3,248,834	576.8
GrubHub, Inc.	16,592	1,108,180	196.8
Harris Corp.	468	78,858	14.0
HubSpot, Inc.	3,079	568,045	100.9
Iberiabank Corp.	12,949	1,029,445	182.8
Insperity, Inc.	27,704	3,312,290	588.1
Intuit, Inc.	354	88,875	15.8
Investors Bancorp, Inc.	2,650	31,137	5.5

	Shares	Value	% of Basket Value

United States (continued)
Liberty Media Corp. — Liberty SiriusXM, Class A	421	$16,815	3.0%
Live Nation Entertainment, Inc.	7,399	483,451	85.8
Match Group, Inc.	19,153	1,156,841	205.4
MetLife, Inc.	12,406	572,289	101.6
Moelis & Co., Class A	34,187	1,399,958	248.6
Navistar International Corp.	2,289	78,146	13.9
New York Times Co., Class A	15,631	518,168	92.0
Nordstrom, Inc.	15,438	633,267	112.4
Nu Skin Enterprises, Inc., Class A	8,099	411,996	73.2
O’Reilly Automotive, Inc.	2,807	1,062,646	188.7
ON Semiconductor Corp.	3,891	89,726	15.9
OneMain Holdings, Inc.	7,774	264,083	46.9
Outfront Media, Inc.	22,501	536,199	95.2
PacWest Bancorp	8,232	325,576	57.8
Palo Alto Networks, Inc.	3,257	810,439	143.9
Park Hotels & Resorts, Inc.	112,971	3,624,110	643.5
Patterson Cos., Inc.	14,943	326,355	57.9
Paycom Software, Inc.	77	15,595	2.8
Paylocity Holding Corp.	7,760	749,228	133.0
Penske Automotive Group, Inc.	23,830	1,094,274	194.3
Penumbra, Inc.	784	105,448	18.7
Performance Food Group Co.	24,965	1,022,317	181.5
Philip Morris International, Inc.	14,529	1,257,630	223.3
Pinnacle Financial Partners, Inc.	31,999	1,858,182	329.9
Planet Fitness, Inc., Class A	1,748	132,324	23.5
Pure Storage, Inc., Class A	3,547	81,084	14.4
RingCentral, Inc., Class A	25,438	2,960,220	525.6
RLJ Lodging Trust	199,569	3,674,065	652.3
Ryder System, Inc.	2,022	127,386	22.6
Ryman Hospitality Properties, Inc.	14,537	1,157,145	205.5
ServiceNow, Inc.	1,319	358,122	63.6
Sinclair Broadcast Group, Inc., Class A	19,487	892,310	158.4
Sirius XM Holdings, Inc.	396,932	2,306,175	409.5
Six Flags Entertainment Corp.	5,756	305,586	54.3
Splunk, Inc.	1,183	163,301	29.0
Square, Inc., Class A	3,071	223,630	39.7
Sunstone Hotel Investors, Inc.	37,156	535,046	95.0
Tableau Software, Inc., Class A	13,916	1,695,108	301.0
Take-Two Interactive Software, Inc.	1,709	165,482	29.4
TEGNA, Inc.	9,992	159,073	28.2
Travelers Cos., Inc.	911	130,956	23.3
TriNet Group, Inc.	9,689	604,012	107.2
Twilio, Inc., Class A	7,249	994,128	176.5
Umpqua Holdings Corp.	41,738	724,572	128.6
Unum Group	15,746	581,342	103.2
Veeva Systems, Inc., Class A	644	90,076	16.0
Vulcan Materials Co.	3,426	432,053	76.7

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Western Alliance Bancorp	609	$29,098	5.2%
Westrock Co.	112,658	4,323,814	767.7
Wolverine World Wide, Inc.	1,039	38,246	6.8
Workday, Inc., Class A	3,785	778,310	138.2
Yelp, Inc.	10,529	421,792	74.9
Zendesk, Inc.	16,310	1,431,692	254.2
Zions Bancorp. NA	1,623	80,063	14.2

		72,365,295

Total Reference Entity — Long		163,499,521

Reference Entity — Short

Australia
Afterpay Touch Group Ltd.	(12,678)	(229,674)	(40.8)
Caltex Australia Ltd.	(94,243)	(1,807,135)	(320.8)
Coles Group Ltd.	(251,486)	(2,236,012)	(397.0)
Lend Lease Group	(26,681)	(250,198)	(44.4)
NEXTDC Ltd.	(350,914)	(1,581,448)	(280.8)

		(6,104,467)

Belgium
Euronav NV	(125,962)	(1,193,257)	(211.9)
Proximus SADP	(1,068)	(29,912)	(5.3)

		(1,223,169)

Bermuda
Axis Capital Holdings Ltd.	(6,952)	(395,221)	(70.2)

Canada
AltaGas Ltd.	(21,790)	(289,677)	(51.4)
Barrick Gold Corp.	(165,295)	(2,101,197)	(373.1)
BlackBerry Ltd.	(32,908)	(301,888)	(53.6)
Bombardier, Inc., Class B	(150,006)	(256,411)	(45.5)
Cameco Corp.	(9,836)	(108,514)	(19.3)
Canada Goose Holdings, Inc.	(1,822)	(97,277)	(17.3)
Cenovus Energy, Inc.	(150,439)	(1,491,252)	(264.8)
Dollarama, Inc.	(1,669)	(50,131)	(8.9)
Fairfax Financial Holdings Ltd.	(2,606)	(1,242,757)	(220.6)
First Quantum Minerals Ltd.	(140,308)	(1,481,942)	(263.1)
Linamar Corp.	(22,981)	(871,758)	(154.8)
SNC-Lavalin Group, Inc.	(22,181)	(552,993)	(98.2)
Stars Group, Inc.	(8,633)	(162,904)	(28.9)

		(9,008,701)

Denmark
Ambu A/S, Class B	(39,240)	(1,129,000)	(200.5)
Pandora A/S	(3,844)	(161,237)	(28.6)

		(1,290,237)

France
Atos SE	(2,228)	(229,731)	(40.8)
Elis SA	(48,931)	(873,251)	(155.0)
Iliad SA	(709)	(72,126)	(12.8)

	Shares	Value	% of Basket Value

France (continued)
Ingenico Group SA	(4,584)	$(386,890)	(68.7)%
Societe Generale SA	(61,874)	(1,962,118)	(348.4)

		(3,524,116)

Germany
Covestro AG	(610)	(33,518)	(6.0)
Gerresheimer AG	(13,780)	(1,038,219)	(184.3)
Jungheinrich AG	(10,381)	(362,236)	(64.3)

		(1,433,973)

Hong Kong
Galaxy Entertainment Group Ltd.	(16,000)	(119,828)	(21.3)
Power Assets Holdings Ltd.	(11,500)	(80,214)	(14.3)
SJM Holdings Ltd.	(220,000)	(266,023)	(47.2)
VTech Holdings Ltd.	(32,000)	(292,374)	(51.9)

		(758,439)

Ireland
Greencore Group PLC	(121,031)	(362,996)	(64.4)

Israel
Teva Pharmaceutical Industries Ltd.	(761)	(11,579)	(2.0)

Italy
Banco BPM SpA	(412,338)	(981,578)	(174.3)
FinecoBank Banca Fineco SpA	(15,519)	(204,415)	(36.3)
Intesa Sanpaolo SpA	(975,165)	(2,554,948)	(453.6)
Pirelli & C SpA	(222,055)	(1,623,304)	(288.2)
Prada SpA	(342,400)	(963,079)	(171.0)
Prysmian SpA	(212,231)	(4,097,858)	(727.6)
Telecom Italia SpA/Milano	(440,740)	(230,142)	(40.9)
UniCredit SpA	(70,438)	(975,151)	(173.1)
Unione di Banche Italiane SpA	(150,908)	(471,117)	(83.6)

		(12,101,592)

Japan
Acom Co. Ltd.	(89,100)	(313,106)	(55.6)
Advance Residence Investment Corp.	(10)	(27,917)	(5.0)
Ain Holdings, Inc.	(1,700)	(135,226)	(24.0)
ANA Holdings, Inc.	(3,600)	(125,988)	(22.4)
Awa Bank Ltd.	(7,300)	(183,778)	(32.6)
Bandai Namco Holdings, Inc.	(8,200)	(393,115)	(69.8)
Bank of Kyoto Ltd.	(13,900)	(602,350)	(106.9)
Central Japan Railway Co.	(9,900)	(2,128,889)	(378.0)
Chugoku Bank Ltd.	(78,100)	(756,277)	(134.3)
Daifuku Co. Ltd.	(900)	(55,369)	(9.8)
Daiichi Sankyo Co. Ltd.	(23,000)	(1,137,222)	(201.9)

8

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Daishi Hokuetsu Financial Group, Inc.	(2,600)	$(76,522)	(13.6)%
Daiwa House REIT Investment Corp.	(32)	(73,481)	(13.0)
Dowa Holdings Co. Ltd.	(44,000)	(1,434,720)	(254.7)
FANUC Corp.	(500)	(93,938)	(16.7)
Fujitsu Ltd.	(3,900)	(286,317)	(50.8)
Fukuoka Financial Group, Inc.	(68,900)	(1,608,282)	(285.5)
GMO internet, Inc.	(1,100)	(17,074)	(3.0)
Goldwin, Inc.	(300)	(47,973)	(8.5)
Hachijuni Bank Ltd.	(24,200)	(97,408)	(17.3)
Hikari Tsushin, Inc.	(3,500)	(648,931)	(115.2)
Hitachi Metals Ltd.	(2,000)	(23,118)	(4.1)
Infomart Corp.	(47,600)	(692,547)	(123.0)
Ito En Ltd.	(600)	(29,935)	(5.3)
Japan Airport Terminal Co. Ltd.	(5,800)	(245,273)	(43.5)
Japan Lifeline Co. Ltd.	(42,000)	(666,134)	(118.3)
Japan Prime Realty Investment Corp.	(15)	(59,972)	(10.6)
Japan Real Estate Investment Corp.	(141)	(781,585)	(138.8)
Japan Retail Fund Investment Corp.	(283)	(540,765)	(96.0)
Kamigumi Co. Ltd.	(1,000)	(23,889)	(4.2)
Kansai Mirai Financial Group, Inc.	(44,700)	(312,318)	(55.5)
Keihan Holdings Co. Ltd.	(19,900)	(847,462)	(150.5)
Keio Corp.	(22,900)	(1,382,684)	(245.5)
Keisei Electric Railway Co. Ltd.	(21,500)	(754,126)	(133.9)
Kintetsu Group Holdings Co. Ltd.	(2,200)	(97,787)	(17.4)
Kobe Bussan Co. Ltd.	(17,700)	(704,238)	(125.0)
Koei Tecmo Holdings Co. Ltd.	(10,900)	(198,865)	(35.3)
Koito Manufacturing Co. Ltd.	(7,400)	(443,117)	(78.7)
Kose Corp.	(300)	(56,198)	(10.0)
Kusuri no Aoki Holdings Co. Ltd.	(11,400)	(805,039)	(142.9)
Kyoritsu Maintenance Co. Ltd.	(5,400)	(277,484)	(49.3)
Kyowa Exeo Corp.	(1,700)	(46,499)	(8.3)
Kyushu Railway Co.	(25,000)	(814,606)	(144.6)
M3, Inc.	(1,200)	(21,422)	(3.8)
Makita Corp.	(5,100)	(186,065)	(33.0)
Minebea Mitsumi, Inc.	(171,400)	(3,056,851)	(542.7)
MISUMI Group, Inc.	(23,900)	(624,055)	(110.8)
Mitsui Fudosan Co. Ltd.	(20,700)	(479,452)	(85.1)
Mochida Pharmaceutical Co. Ltd.	(18,600)	(863,879)	(153.4)
Nabtesco Corp.	(32,600)	(999,643)	(177.5)
NET One Systems Co. Ltd.	(3,100)	(80,488)	(14.3)
Nippo Corp.	(6,000)	(121,987)	(21.7)
Nippon Building Fund, Inc.	(24)	(154,546)	(27.4)
Nippon Suisan Kaisha Ltd.	(14,000)	(98,230)	(17.4)
NOF Corp.	(500)	(17,823)	(3.2)
OKUMA Corp.	(1,500)	(88,364)	(15.7)
Olympus Corp.	(44,800)	(502,818)	(89.3)
Omron Corp.	(3,400)	(182,628)	(32.4)

	Shares	Value	% of Basket Value

Japan (continued)
Oriental Land Co. Ltd.	(35,700)	$(3,948,737)	(701.1)%
Orix JREIT, Inc.	(31)	(54,427)	(9.7)
Outsourcing, Inc.	(27,000)	(354,991)	(63.0)
Pan Pacific International Holdings Corp.	(3,000)	(193,333)	(34.3)
Relo Group, Inc.	(4,000)	(109,244)	(19.4)
Sankyo Co. Ltd.	(25,800)	(1,018,928)	(180.9)
Sanrio Co. Ltd.	(18,000)	(411,487)	(73.1)
SBI Holdings, Inc.	(13,600)	(291,603)	(51.8)
SG Holdings Co. Ltd.	(20,500)	(548,969)	(97.5)
Sharp Corp.	(22,300)	(248,767)	(44.2)
Shiga Bank Ltd.	(6,600)	(157,947)	(28.0)
Skylark Holdings Co. Ltd.	(4,400)	(72,479)	(12.9)
SMC Corp.	(400)	(167,066)	(29.7)
SoftBank Group Corp.	(10,200)	(1,081,519)	(192.0)
Sony Financial Holdings, Inc.	(10,200)	(209,723)	(37.2)
Sumitomo Metal Mining Co. Ltd.	(600)	(18,872)	(3.4)
Taisho Pharmaceutical Holdings Co. Ltd.	(700)	(64,750)	(11.5)
Taiyo Nippon Sanso Corp.	(12,800)	(213,269)	(37.9)
Toho Co. Ltd.	(900)	(37,795)	(6.7)
Toho Gas Co. Ltd.	(800)	(32,984)	(5.9)
Tokyo Electric Power Co. Holdings, Inc.	(155,700)	(879,452)	(156.1)
USS Co. Ltd.	(18,200)	(349,364)	(62.0)
Yamaha Corp.	(1,400)	(72,691)	(12.9)
Yaoko Co. Ltd.	(300)	(14,277)	(2.5)
Yaskawa Electric Corp.	(22,600)	(841,348)	(149.4)
ZOZO, Inc.	(34,200)	(607,510)	(107.9)

		(39,527,307)

Luxembourg
Tenaris SA	(173,406)	(2,403,726)	(426.8)

Mexico
Fresnillo PLC	(9,132)	(89,441)	(15.9)

Norway
Yara International ASA	(46,831)	(2,117,418)	(375.9)

Singapore
City Developments Ltd.	(66,400)	(437,056)	(77.6)
Mapletree Logistics Trust	(20,500)	(22,307)	(4.0)
Oversea-Chinese Banking Corp. Ltd.	(18,300)	(163,021)	(28.9)
SembCorp Industries Ltd.	(234,500)	(458,599)	(81.4)
Singapore Telecommunications Ltd.	(933,100)	(2,176,776)	(386.5)
UOL Group Ltd.	(86,800)	(484,453)	(86.0)
Venture Corp. Ltd.	(28,200)	(353,661)	(62.8)

		(4,095,873)

9

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Spain
Bankia SA	(7,093)	$(19,645)	(3.5)%
Ence Energia y Celulosa SA	(4,079)	(21,979)	(3.9)
Naturgy Energy Group SA	(2,057)	(58,417)	(10.4)

		(100,041)

Sweden
Autoliv, Inc.	(53,169)	(4,173,235)	(740.9)
Husqvarna AB, B Shares	(126,342)	(1,153,551)	(204.8)
Veoneer, Inc.	(5,149)	(113,638)	(20.2)

		(5,440,424)

Switzerland
VAT Group AG	(575)	(71,467)	(12.7)

United Kingdom
ASOS PLC	(634)	(32,512)	(5.8)
Cairn Energy PLC	(56,422)	(125,882)	(22.4)
Capita PLC	(79,296)	(132,189)	(23.5)
Capital & Counties Properties PLC	(197,390)	(624,159)	(110.8)
Cobham PLC	(55,733)	(84,033)	(14.9)
Domino’s Pizza Group PLC	(82,632)	(288,988)	(51.3)
Informa PLC	(3,310)	(33,656)	(6.0)
Kingfisher PLC	(661,744)	(2,281,816)	(405.1)
Melrose Industries PLC	(173,961)	(460,292)	(81.7)
Ocado Group PLC	(17,652)	(314,247)	(55.8)
Provident Financial PLC	(92,712)	(643,654)	(114.3)
Renishaw PLC	(1,191)	(70,334)	(12.5)
Spectris PLC	(5,769)	(207,286)	(36.8)
UNITE Group PLC	(1,922)	(23,609)	(4.2)
Weir Group PLC	(81,147)	(1,763,721)	(313.1)

		(7,086,378)

United States
Adtalem Global Education, Inc.	(3,469)	(171,091)	(30.4)
Apple, Inc.	(2,506)	(502,879)	(89.3)
AptarGroup, Inc.	(8,233)	(915,839)	(162.6)
Arconic, Inc.	(78,768)	(1,691,937)	(300.4)
Arrow Electronics, Inc.	(202)	(17,071)	(3.0)
Avnet, Inc.	(2,263)	(110,004)	(19.5)
BankUnited, Inc.	(1,692)	(61,893)	(11.0)
Blackbaud, Inc.	(1,258)	(99,747)	(17.7)
Boeing Co.	(2,703)	(1,020,896)	(181.3)
BWX Technologies, Inc.	(10,285)	(525,564)	(93.3)
Caesars Entertainment Corp.	(26,262)	(245,812)	(43.6)
Cboe Global Markets, Inc.	(8,485)	(862,161)	(153.1)
Centennial Resource Development, Inc., Class A	(54,153)	(570,231)	(101.2)
CF Industries Holdings, Inc.	(7,229)	(323,715)	(57.5)
Chemours Co.	(4,210)	(151,602)	(26.9)
Citrix Systems, Inc.	(5,966)	(602,327)	(106.9)
Cleveland-Cliffs, Inc.	(152,860)	(1,527,071)	(271.1)
Coherent, Inc.	(17,057)	(2,524,607)	(448.2)
Concho Resources, Inc.	(811)	(93,573)	(16.6)

	Shares	Value	% of Basket Value

United States (continued)
Constellation Brands, Inc., Class A	(6,502)	$(1,376,278)	(244.4)%
CoreLogic, Inc.	(20,531)	(833,764)	(148.0)
Crown Castle International Corp.	(3,387)	(426,017)	(75.6)
CyrusOne, Inc.	(8,964)	(499,205)	(88.6)
Dentsply Sirona, Inc.	(33,903)	(1,733,460)	(307.8)
Dollar Tree, Inc.	(7,962)	(886,011)	(157.3)
Edison International	(7,598)	(484,524)	(86.0)
Entegris, Inc.	(10,711)	(437,651)	(77.7)
Equity Commonwealth	(37,169)	(1,181,974)	(209.9)
Fastenal Co.	(6,297)	(444,253)	(78.9)
Floor & Decor Holdings, Inc., Class A	(6,546)	(314,339)	(55.8)
Flowserve Corp.	(11,531)	(565,365)	(100.4)
FMC Corp.	(435)	(34,391)	(6.1)
Freeport-McMoRan, Inc.	(27,062)	(333,133)	(59.2)
Gartner, Inc.	(2,840)	(451,475)	(80.2)
GCI Liberty, Inc., Class A	(21,078)	(1,256,670)	(223.1)
Goldman Sachs Group, Inc.	(20,750)	(4,272,840)	(758.6)
Guidewire Software, Inc.	(8,542)	(909,723)	(161.5)
Hasbro, Inc.	(13,129)	(1,337,320)	(237.4)
Hess Corp.	(6,256)	(401,135)	(71.2)
HollyFrontier Corp.	(26,616)	(1,270,382)	(225.6)
Howard Hughes Corp.	(2,626)	(291,486)	(51.8)
Ingevity Corp.	(891)	(102,474)	(18.2)
International Flavors & Fragrances, Inc.	(1,666)	(229,558)	(40.8)
IPG Photonics Corp.	(3,476)	(607,362)	(107.8)
JBG SMITH Properties	(79,285)	(3,373,577)	(599.0)
JetBlue Airways Corp.	(15,016)	(278,547)	(49.5)
Kansas City Southern	(3,427)	(422,001)	(74.9)
KBR, Inc.	(1,295)	(28,775)	(5.1)
Kennametal, Inc.	(1,393)	(56,695)	(10.1)
Liberty Property Trust	(18,805)	(933,480)	(165.7)
Lincoln Electric Holdings, Inc.	(557)	(48,609)	(8.6)
Littelfuse, Inc.	(929)	(186,775)	(33.2)
LKQ Corp.	(5,748)	(173,015)	(30.7)
Lowe’s Cos., Inc.	(2,869)	(324,599)	(57.6)
LPL Financial Holdings, Inc.	(870)	(64,458)	(11.4)
Lumentum Holdings, Inc.	(29,056)	(1,800,600)	(319.7)
Marvell Technology Group Ltd.	(18,658)	(466,823)	(82.9)
Micron Technology, Inc.	(63,188)	(2,657,687)	(471.9)
Mohawk Industries, Inc.	(8,150)	(1,110,438)	(197.2)
Molina Healthcare, Inc.	(4,556)	(590,594)	(104.9)
NextEra Energy, Inc.	(1,551)	(301,576)	(53.5)
Nordson Corp.	(10,416)	(1,520,215)	(269.9)
NuVasive, Inc.	(2,060)	(124,836)	(22.2)
Patterson-UTI Energy, Inc.	(11,028)	(149,871)	(26.6)
PBF Energy, Inc., Class A	(3,428)	(115,112)	(20.4)

10

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Perspecta, Inc.	(894)	$(20,634)	(3.7)%
Pioneer Natural Resources Co.	(7,031)	(1,170,380)	(207.8)
Polaris Industries, Inc.	(9,506)	(916,378)	(162.7)
Proto Labs, Inc.	(3)	(329)	(0.1)
Qualys, Inc.	(3,661)	(330,442)	(58.7)
Rayonier, Inc.	(16,640)	(528,986)	(93.9)
Reliance Worldwide Corp. Ltd.	(4,415)	(15,192)	(2.7)
Restoration Hardware	(2,052)	(218,969)	(38.9)
Roku, Inc.	(13,397)	(851,915)	(151.3)
Ross Stores, Inc.	(10,754)	(1,050,236)	(186.5)
Royal Gold, Inc.	(802)	(69,822)	(12.4)
Sabra Health Care REIT, Inc.	(15,793)	(308,911)	(54.8)
Sabre Corp.	(3,002)	(62,322)	(11.1)
SLM Corp.	(49,353)	(501,427)	(89.0)
Spirit AeroSystems Holdings, Inc., Class A	(551)	(47,882)	(8.5)
Stericycle, Inc.	(45,568)	(2,660,716)	(472.4)
Stitch Fix, Inc., Class A	(579)	(15,430)	(2.7)
SVB Financial Group	(1,952)	(491,357)	(87.2)
Tandem Diabetes Care, Inc.	(6,275)	(385,348)	(68.4)
Trinity Industries, Inc.	(87,874)	(1,894,563)	(336.4)
United States Steel Corp.	(11,934)	(186,170)	(33.1)
Universal Health Services, Inc., Class B	(481)	(61,025)	(10.8)
Verisk Analytics, Inc., Class A	(3,255)	(459,411)	(81.6)
Vistra Energy Corp.	(7,735)	(210,779)	(37.4)
West Pharmaceutical Services, Inc.	(1,092)	(135,179)	(24.0)
Western Digital Corp.	(25,817)	(1,319,765)	(234.3)
WEX, Inc.	(10,152)	(2,134,966)	(379.1)
Weyerhaeuser Co.	(11,961)	(320,555)	(56.9)
WPX Energy, Inc.	(32,483)	(451,189)	(80.1)
Xerox Corp.	(26,368)	(879,637)	(156.2)
Zayo Group Holdings, Inc.	(21,180)	(662,722)	(117.7)

		(65,789,730)

Total Reference Entity — Short		(162,936,295)

Net Value of Reference Entity — Bank of America, N.A.		$563,226

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank A.G. as of April 30, 2019 expiration dates 01/30/23 — 02/23/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Austria
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,211	$228,394	(22.3)%
Wienerberger AG	20,374	468,213	(45.7)

		696,607

Canada
Northland Power, Inc.	9,738	173,143	(16.9)

Finland
Kone OYJ, Class B	7,109	390,627	(38.1)
Valmet OYJ	22,514	620,193	(60.6)

		1,010,820

France
Arkema SA	1,759	180,608	(17.6)
Bureau Veritas SA	4,832	122,485	(11.9)
Christian Dior SE	395	195,598	(19.1)
Dassault Aviation SA	103	155,843	(15.2)
Dassault Systemes SE	116	18,351	(1.8)
Edenred	10,920	514,853	(50.2)
Gaztransport Et Technigaz SA	2,795	252,921	(24.7)
Ipsen SA	112	13,080	(1.3)
Kering SA	52	30,771	(3.0)
L’Oreal SA	956	262,950	(25.7)
Rexel SA	27,384	368,148	(35.9)
Rubis SCA	9,389	514,989	(50.3)
Sartorius Stedim Biotech	3,955	537,187	(52.4)
Schneider Electric SE	2,131	180,359	(17.6)
Ubisoft Entertainment SA	1,025	97,927	(9.6)

		3,446,070

Germany
adidas AG	279	71,867	(7.0)
Hochtief AG	4,852	725,417	(70.8)
Jenoptik AG	14,055	556,278	(54.3)
Solarworld AG	10	1	0.0
Telefonica Deutschland Holding AG	7,416	24,088	(2.4)

		1,377,651

Ireland
Glanbia PLC	18,975	348,818	(34.0)

11

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Italy
Hera SpA	78,678	$280,074	(27.3)%
Interpump Group SpA	20,786	781,642	(76.3)
Moncler SpA	8,847	363,738	(35.5)

		1,425,454

Japan
Aoyama Trading Co. Ltd.	900	19,769	(1.9)
Brother Industries Ltd.	900	17,770	(1.7)
Citizen Watch Co. Ltd.	8,100	45,670	(4.5)
Credit Saison Co. Ltd.	9,600	122,828	(12.0)
DMG Mori Co. Ltd.	8,800	126,897	(12.4)
Kirin Holdings Co. Ltd.	32,300	734,775	(71.7)
Kokuyo Co. Ltd.	2,100	26,631	(2.6)
Lintec Corp.	21,200	457,852	(44.7)
LIXIL Group Corp.	1,700	22,210	(2.2)
Mitsubishi Gas Chemical Co., Inc.	28,100	421,861	(41.2)
Nippon Telegraph & Telephone Corp.	200	8,322	(0.8)
Nisshinbo Holdings, Inc.	3,800	33,924	(3.3)
Nitto Denko Corp.	2,700	145,982	(14.2)
Rohm Co. Ltd.	700	51,618	(5.0)
Tokyo Tatemono Co. Ltd.	6,500	73,369	(7.2)
TS Tech Co. Ltd.	5,100	153,166	(15.0)

		2,462,644

Jordan
Hikma Pharmaceuticals PLC	2,198	50,721	(4.9)

Netherlands
BE Semiconductor Industries NV	11,760	338,754	(33.1)
Flow Traders	10,358	296,944	(29.0)
Takeaway.com NV	185	15,915	(1.5)

		651,613

Norway
Grieg Seafood ASA	2,043	23,603	(2.3)
Salmar ASA	8,611	391,669	(38.2)
Storebrand ASA	25,102	212,145	(20.7)
Subsea 7 SA	7,965	101,191	(9.9)
TGS Nopec Geophysical Co. ASA	24,153	631,570	(61.7)

		1,360,178

Spain
Acciona SA	1,589	184,294	(18.0)
Melia Hotels International SA	22,226	220,299	(21.5)

		404,593

Sweden
Fabege AB	32,419	450,289	(43.9)
Lundin Petroleum AB	26,254	854,993	(83.5)
Volvo AB, Class B	2,673	42,839	(4.2)

		1,348,121

	Shares	Value	% of Basket Value

Switzerland
Barry Callebaut AG, Registered Shares	394	$722,416	(70.5)%
Flughafen Zuerich AG, Registered Shares	498	82,095	(8.0)
Galenica AG	3,123	159,338	(15.6)
Logitech International SA, Registered Shares	29,149	1,142,231	(111.5)
OC Oerlikon Corp. AG, Registered Shares	38,443	502,416	(49.0)
Roche Holding AG	465	122,576	(12.0)
Sika AG, Registered Shares	582	89,175	(8.7)

		2,820,247

United Kingdom
boohoo Group PLC	5,050	16,180	(1.6)
British American Tobacco PLC	7,084	277,331	(27.0)
Compass Group PLC	8,341	189,790	(18.5)
Diageo PLC	2,990	126,052	(12.3)
Dialog Semiconductor PLC	4,946	192,420	(18.8)
Electrocomponents PLC	10,333	87,131	(8.5)
GlaxoSmithKline PLC	10,545	216,628	(21.1)
Greggs PLC	999	23,461	(2.3)
Imperial Brands PLC	13,353	424,868	(41.5)
Severn Trent PLC	8,572	228,174	(22.3)
Vodafone Group PLC	306,078	567,736	(55.4)
WH Smith PLC	11,904	318,483	(31.1)

		2,668,254

Total Reference Entity — Long		20,244,934

Reference Entity — Short

Austria
Andritz AG	(655)	(31,280)	3.0
Voestalpine AG	(633)	(20,366)	2.0

		(51,646)

Belgium
Proximus SADP	(3,012)	(84,357)	8.2

Canada
AltaGas Ltd.	(40,179)	(534,140)	52.1
Barrick Gold Corp.	(21,059)	(267,698)	26.1
BlackBerry Ltd.	(2,382)	(21,852)	2.1
Bombardier, Inc., Class B	(391,346)	(668,943)	65.3
Cameco Corp.	(13,867)	(152,985)	14.9
Cenovus Energy, Inc.	(45,125)	(447,309)	43.7
Dollarama, Inc.	(6,393)	(192,024)	18.7
First Quantum Minerals Ltd.	(38,551)	(407,178)	39.8
Great Canadian Gaming Corp.	(1,322)	(50,810)	5.0
Linamar Corp.	(9,739)	(369,438)	36.1

12

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Canada (continued)
Osisko Gold Royalties Ltd.	(5)	$(56)	0.0%
SNC-Lavalin Group, Inc.	(31,809)	(793,029)	77.4
Stars Group, Inc.	(38,116)	(719,245)	70.2

		(4,624,707)

Denmark
Ambu A/S, Class B	(38,343)	(1,103,191)	107.7
Pandora A/S	(430)	(18,037)	1.7

		(1,121,228)

France
Atos SE	(3,774)	(389,140)	38.0
Bollore SA	(2)	(9)	0.0
Elis SA	(34,331)	(612,691)	59.8
Iliad SA	(1,980)	(201,717)	19.7
Nexans SA	(927)	(32,514)	3.2
Societe Generale SA	(9,295)	(294,759)	28.7

		(1,530,830)

Germany
Covestro AG	(270)	(14,836)	1.4
Gerresheimer AG	(22,199)	(1,672,527)	163.3

		(1,687,363)

Italy
Banco BPM SpA	(224,645)	(534,771)	52.2
Brembo SpA	(1,756)	(23,099)	2.2
FinecoBank Banca Fineco SpA	(26,018)	(342,707)	33.4
Intesa Sanpaolo SpA	(11,592)	(30,371)	3.0
Juventus Football Club SpA	(171,650)	(243,121)	23.7
Pirelli & C SpA	(29,660)	(216,826)	21.2
Prysmian SpA	(41,113)	(793,830)	77.5
Telecom Italia SpA	(162,790)	(91,126)	8.9
Telecom Italia SpA/Milano	(211,559)	(110,470)	10.8
Unione di Banche Italiane SpA	(142,757)	(445,670)	43.5

		(2,831,991)

Japan
Daiichi Sankyo Co. Ltd.	(2,800)	(138,444)	13.5
Dowa Holdings Co. Ltd.	(11,100)	(361,941)	35.3
Hikari Tsushin, Inc.	(5,800)	(1,075,371)	105.0
Ito En Ltd.	(8,100)	(404,126)	39.4
Keihan Holdings Co. Ltd.	(5,600)	(238,482)	23.3
Keio Corp.	(1,300)	(78,493)	7.7
Kusuri no Aoki Holdings Co. Ltd.	(8,800)	(621,434)	60.6
Mitsui Fudosan Co. Ltd.	(3,900)	(90,332)	8.8
Nabtesco Corp.	(3,200)	(98,124)	9.6
Nippon Suisan Kaisha Ltd.	(16,600)	(116,473)	11.4
Pan Pacific International Holdings Corp.	(8,700)	(560,665)	54.7
SMC Corp.	(100)	(41,766)	4.1
Taiyo Nippon Sanso Corp.	(1,900)	(31,657)	3.1
Toho Gas Co. Ltd.	(2,900)	(119,566)	11.7

	Shares	Value	% of Basket Value

Japan (continued)
Yaoko Co. Ltd.	(1,700)	$(80,902)	7.9%

		(4,057,776)

Mexico
Fresnillo PLC	(9,721)	(95,210)	9.3

Netherlands
SBM Offshore NV	(1,923)	(35,684)	3.5

Norway
Yara International ASA	(7,186)	(324,908)	31.7

Spain
Bankia SA	(25,224)	(69,862)	6.8
Cellnex Telecom SA	(6,023)	(185,533)	18.1
Mapfre SA	(5,625)	(16,898)	1.7
Naturgy Energy Group SA	(3,692)	(105,105)	10.3
Viscofan SA	(3,580)	(215,374)	21.0

		(592,772)

Sweden
BillerudKorsnas AB	(376)	(5,111)	0.5
Husqvarna AB, B Shares	(62,109)	(567,079)	55.3

		(572,190)

Switzerland
Lonza Group AG, Registered Shares	(155)	(47,869)	4.7
VAT Group AG	(1,154)	(143,430)	14.0

		(191,299)

United Kingdom
Cairn Energy PLC	(35,934)	(80,171)	7.8
Capita PLC	(169,713)	(282,917)	27.6
Capital & Counties Properties PLC	(62,540)	(197,755)	19.3
Cobham PLC	(76,517)	(115,370)	11.3
Domino’s Pizza Group PLC	(15,282)	(53,446)	5.2
Informa PLC	(1,634)	(16,615)	1.6
KAZ Minerals PLC	(21,703)	(184,028)	18.0
Kingfisher PLC	(187,122)	(645,231)	63.0
Melrose Industries PLC	(67,579)	(178,810)	17.4
Ocado Group PLC	(840)	(14,954)	1.5
Provident Financial PLC	(154,767)	(1,074,472)	104.9
Renishaw PLC	(2,349)	(138,720)	13.5
Spectris PLC	(3,368)	(121,016)	11.8
St. James’s Place PLC	(1,803)	(26,460)	2.6
Tullow Oil PLC	(16,636)	(48,779)	4.8
Weir Group PLC	(13,285)	(288,748)	28.2

		(3,467,492)

Total Reference Entity — Short		(21,269,453)

Net Value of Reference Entity — Deutsche Bank A.G.		$(1,024,519)

13

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2019 expiration dates 05/23/19 — 06/12/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
Adelaide Brighton Ltd.	58,371	$178,350	(14.4)%
Altium Ltd.	11,281	269,597	(21.7)
Aristocrat Leisure Ltd.	27,929	514,133	(41.4)
AusNet Services	12,022	15,051	(1.2)
Beach Energy Ltd.	524,904	787,119	(63.4)
BHP Group Ltd.	206	5,451	(0.5)
Cochlear Ltd.	2,546	336,543	(27.1)
Domino’s Pizza Enterprises Ltd.	1,031	31,253	(2.5)
DuluxGroup Ltd.	217,049	1,492,150	(120.3)
Macquarie Group Ltd.	1,138	108,149	(8.7)
Magellan Financial Group Ltd.	682	21,468	(1.7)
Medibank Pvt Ltd.	8,823	17,781	(1.5)
Oil Search Ltd.	50,705	277,682	(22.4)
REA Group Ltd.	14,011	789,583	(63.6)
Santos Ltd.	37,821	191,397	(15.4)
Woodside Petroleum Ltd.	15,644	390,001	(31.4)

		5,425,708

Austria
Telekom Austria AG	15,042	112,758	(9.1)
Vienna Insurance Group AG Wiener Versicherung Gruppe	25,535	710,274	(57.2)
Wienerberger AG	60,399	1,388,023	(111.9)

		2,211,055

Canada
Quebecor, Inc., Class B	11,356	283,201	(22.8)
TFI International, Inc.	41,773	1,371,958	(110.6)

		1,655,159

Finland
Kone OYJ, Class B	961	52,805	(4.2)
Valmet OYJ	49,505	1,363,715	(109.9)

		1,416,520

France
Arkema SA	5,407	555,172	(44.7)
Bureau Veritas SA	10,720	271,738	(21.9)
Christian Dior SE	180	89,133	(7.2)
Dassault Aviation SA	43	65,061	(5.3)
Edenred	36,382	1,715,329	(138.2)
Gaztransport Et Technigaz SA	3,749	339,248	(27.3)
Kering SA	945	559,208	(45.1)
L’Oreal SA	1,563	429,907	(34.6)
Rexel SA	63,733	856,820	(69.1)

	Shares	Value	% of Basket Value

France (continued)
Rubis SCA	8,006	$439,131	(35.4)%
Sartorius Stedim Biotech	1,026	139,242	(11.2)
Schneider Electric SE	4,243	359,111	(28.9)

		5,819,100

Germany
Hochtief AG	1,417	211,854	(17.1)
Jenoptik AG	16,266	643,787	(51.9)
Salzgitter AG	635	20,987	(1.7)
Sartorius AG	140	25,704	(2.1)
Software AG	12,859	489,794	(39.4)

		1,392,126

Ireland
Glanbia PLC	23,155	425,659	(34.3)

Italy
Hera SpA	330,815	1,177,619	(94.9)
Interpump Group SpA	4,722	177,567	(14.3)
Moncler SpA	17,060	701,409	(56.5)
Terna Rete Elettrica Nazionale SpA	107,880	647,190	(52.2)

		2,703,785

Japan
AGC, Inc.	30,300	1,033,769	(83.3)
Anritsu Corp.	13,300	231,322	(18.6)
Aoyama Trading Co. Ltd.	93,700	2,058,120	(165.8)
Aozora Bank Ltd.	4,900	119,724	(9.6)
Astellas Pharma, Inc.	25,100	339,951	(27.4)
Benesse Holdings, Inc.	24,000	663,548	(53.5)
Brother Industries Ltd.	21,300	420,568	(33.9)
Calbee, Inc.	5,700	157,835	(12.7)
Casio Computer Co. Ltd.	1,400	17,635	(1.4)
Citizen Watch Co. Ltd.	190,500	1,074,082	(86.6)
Credit Saison Co. Ltd.	99,200	1,269,221	(102.3)
Dai-ichi Life Holdings, Inc.	75,400	1,088,385	(87.7)
Dentsu, Inc.	1,300	53,196	(4.3)
DMG Mori Co. Ltd.	65,700	947,405	(76.3)
Eisai Co. Ltd.	8,400	489,138	(39.4)
Electric Power Development Co. Ltd.	18,000	418,418	(33.7)
Fuji Media Holdings, Inc.	23,000	309,527	(24.9)
Glory Ltd.	51,000	1,287,690	(103.8)
Hisamitsu Pharmaceutical Co., Inc.	4,200	178,647	(14.4)
Hitachi Capital Corp.	7,300	169,987	(13.7)
Hoshizaki Corp.	23,800	1,543,014	(124.3)
IHI Corp.	7,300	174,276	(14.0)
Japan Post Insurance Co. Ltd.	17,800	360,136	(29.0)
Japan Steel Works Ltd.	3,500	67,645	(5.4)
Japan Tobacco, Inc.	16,700	385,897	(31.1)

14

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
JXTG Holdings, Inc.	205,000	$997,364	(80.4)%
K’s Holdings Corp.	4,200	37,464	(3.0)
KDDI Corp.	10,500	241,999	(19.5)
Kirin Holdings Co. Ltd.	149,900	3,409,995	(274.8)
Kokuyo Co. Ltd.	2,300	29,168	(2.3)
Kyudenko Corp.	5,300	151,255	(12.2)
Lasertec Corp.	400	18,176	(1.5)
Lintec Corp.	70,600	1,524,735	(122.9)
LIXIL Group Corp.	29,900	390,628	(31.5)
Mitsubishi Gas Chemical Co., Inc.	98,500	1,478,765	(119.2)
Mitsubishi Motors Corp.	77,500	435,204	(35.1)
Mitsubishi Tanabe Pharma Corp.	1,500	18,881	(1.5)
Mitsubishi UFJ Financial Group, Inc.	126,300	626,641	(50.5)
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,000	35,692	(2.9)
Mitsui & Co. Ltd.	1,800	29,114	(2.3)
Nikon Corp.	45,600	635,928	(51.2)
Nippon Electric Glass Co. Ltd.	2,500	68,698	(5.5)
Nippon Telegraph & Telephone Corp.	33,400	1,389,720	(112.0)
Nisshinbo Holdings, Inc.	247,400	2,208,621	(178.0)
Nitto Denko Corp.	38,100	2,059,962	(166.0)
NTN Corp.	268,500	886,272	(71.4)
NTT DOCOMO, Inc.	7,500	162,867	(13.1)
Oji Holdings Corp.	5,900	35,403	(2.9)
Ono Pharmaceutical Co. Ltd.	19,000	356,919	(28.8)
ORIX Corp.	33,600	475,972	(38.4)
Otsuka Holdings Co. Ltd.	8,700	311,021	(25.1)
Penta-Ocean Construction Co. Ltd.	32,600	149,556	(12.1)
Pilot Corp.	3,800	157,068	(12.7)
Resorttrust, Inc.	1,700	23,797	(1.9)
Ricoh Co. Ltd.	2,000	20,234	(1.6)
Rohm Co. Ltd.	13,200	973,372	(78.4)
Sapporo Holdings Ltd.	700	14,356	(1.2)
Sompo Holdings, Inc.	31,200	1,177,587	(94.9)
Sumitomo Chemical Co. Ltd.	10,300	51,387	(4.1)
Sumitomo Corp.	43,600	624,911	(50.4)
Sundrug Co. Ltd.	4,800	128,690	(10.4)
T&D Holdings, Inc.	96,600	1,046,283	(84.3)
Takashimaya Co. Ltd.	20,300	228,257	(18.4)
Tokai Tokyo Financial Holdings, Inc.	132,100	438,999	(35.4)
Tokyo Broadcasting System Holdings, Inc.	24,600	467,934	(37.7)
Tokyo Tatemono Co. Ltd.	11,000	124,163	(10.0)
Topcon Corp.	6,000	72,911	(5.9)
Toyobo Co. Ltd.	2,400	31,316	(2.5)
Trend Micro, Inc.	10,700	534,913	(43.1)

	Shares	Value	% of Basket Value

Japan (continued)
TS Tech Co. Ltd.	2,300	$69,075	(5.6)%
Ube Industries Ltd.	17,400	372,285	(30.0)
Ulvac, Inc.	24,400	821,948	(66.2)
Ushio, Inc.	3,600	43,764	(3.5)
Zenkoku Hosho Co. Ltd.	4,000	140,455	(11.3)

		40,588,861

Jordan
Hikma Pharmaceuticals PLC	1,967	45,390	(3.6)

Netherlands
BE Semiconductor Industries NV	33,481	964,439	(77.7)
Flow Traders	5,867	168,196	(13.5)
Takeaway.com NV	413	35,529	(2.9)

		1,168,164

Norway
Grieg Seafood ASA	1,555	17,966	(1.5)
Salmar ASA	10,884	495,056	(39.9)
TGS Nopec Geophysical Co. ASA	2,865	74,916	(6.0)

		587,938

Spain
Acciona SA	12,045	1,396,988	(112.6)
Almirall SA	9,541	153,965	(12.4)

		1,550,953

Sweden
Fabege AB	8,542	118,646	(9.5)
Lundin Petroleum AB	7,475	243,432	(19.6)
Volvo AB, Class B	14,617	234,258	(18.9)

		596,336

Switzerland
Barry Callebaut AG, Registered Shares	212	388,711	(31.3)
Galenica AG	1,291	65,868	(5.3)
Logitech International SA, Registered Shares	67,460	2,643,484	(213.0)
OC Oerlikon Corp. AG, Registered Shares	113,635	1,485,109	(119.7)
Roche Holding AG	809	213,465	(17.2)
Sika AG, Registered Shares	3,884	595,114	(48.0)
Sunrise Communications Group AG	2,411	160,096	(12.9)

		5,551,847

15

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United Kingdom
Compass Group PLC	27,350	$622,318	(50.1)%
Diageo PLC	10,305	434,435	(35.0)
Dialog Semiconductor PLC	28,132	1,094,452	(88.2)
Electrocomponents PLC	304,924	2,571,220	(207.2)
Fevertree Drinks PLC	5,434	223,428	(18.0)
GlaxoSmithKline PLC	7,047	144,768	(11.7)
Greggs PLC	1,153	27,078	(2.2)
Imperial Brands PLC	24,974	794,627	(64.0)
Severn Trent PLC	25,974	691,389	(55.7)
Vodafone Group PLC	190,500	353,354	(28.5)
WH Smith PLC	594	15,892	(1.3)

		6,972,961

Total Reference Entity — Long		78,111,562

Reference Entity — Short

Australia
Afterpay Touch Group Ltd.	(18,350)	(332,428)	26.8
BlueScope Steel Ltd.	(6,847)	(65,066)	5.2
Caltex Australia Ltd.	(4,928)	(94,496)	7.6
Coles Group Ltd.	(118,123)	(1,050,255)	84.6
Lend Lease Group	(19,694)	(184,678)	14.9
Mirvac Group	(20,766)	(41,571)	3.3
NEXTDC Ltd.	(30,756)	(138,607)	11.2
Qube Holdings Ltd.	(44,582)	(88,990)	7.2

		(1,996,091)

Belgium
Euronav NV	(203,202)	(1,924,964)	155.1

Canada
AltaGas Ltd.	(47,915)	(636,983)	51.3
Bombardier, Inc., Class B	(551,015)	(941,871)	75.9
Cameco Corp.	(6,780)	(74,799)	6.0
Cenovus Energy, Inc.	(66,976)	(663,911)	53.5
Dollarama, Inc.	(9,963)	(299,254)	24.1
Fairfax Financial Holdings Ltd.	(5,630)	(2,684,851)	216.4
First Quantum Minerals Ltd.	(43,052)	(454,718)	36.6
Linamar Corp.	(32,539)	(1,234,330)	99.5
SNC-Lavalin Group, Inc.	(101,209)	(2,523,237)	203.3

		(9,513,954)

Denmark
Ambu A/S, Class B	(16,035)	(461,353)	37.2

France
Atos SE	(3,485)	(359,341)	29.0
Elis SA	(5,224)	(93,230)	7.5
Ingenico Group SA	(2,373)	(200,282)	16.1

		(652,853)

	Shares	Value	% of Basket Value

Germany
Covestro AG	(873)	$(47,969)	3.9%
Jungheinrich AG	(4,633)	(161,664)	13.0
ThyssenKrupp AG	(56,236)	(792,851)	63.9

		(1,002,484)

Hong Kong
Dairy Farm International Holdings Ltd.	(31,900)	(249,892)	20.1
Hutchison Telecommunications Hong Kong Holdings Ltd.	(70,000)	(29,647)	2.4

		(279,539)

Ireland
Greencore Group PLC	(41,358)	(124,041)	10.0

Italy
Banco BPM SpA	(1,178,114)	(2,804,521)	226.0
FinecoBank Banca Fineco SpA	(3,593)	(47,327)	3.8
Intesa Sanpaolo SpA	(178,142)	(466,735)	37.6
Pirelli & C SpA	(16,823)	(122,982)	9.9
Prysmian SpA	(72,280)	(1,395,617)	112.5
Telecom Italia SpA/Milano	(50,045)	(26,132)	2.1
UniCredit SpA	(3,015)	(41,740)	3.4
Unione di Banche Italiane SpA	(127,588)	(398,315)	32.1

		(5,303,369)

Japan
Acom Co. Ltd.	(139,900)	(491,622)	39.6
Ain Holdings, Inc.	(4,800)	(381,815)	30.8
ANA Holdings, Inc.	(48,200)	(1,686,842)	135.9
Awa Bank Ltd.	(16,600)	(417,905)	33.7
Bandai Namco Holdings, Inc.	(4,600)	(220,528)	17.8
Bank of Kyoto Ltd.	(6,700)	(290,341)	23.4
Central Japan Railway Co.	(3,000)	(645,118)	52.0
Chugoku Bank Ltd.	(75,100)	(727,227)	58.6
Daifuku Co. Ltd.	(2,000)	(123,041)	9.9
Daiichi Sankyo Co. Ltd.	(32,500)	(1,606,944)	129.5
Daishi Hokuetsu Financial Group, Inc.	(900)	(26,488)	2.1
Daiwa House REIT Investment Corp.	(49)	(112,518)	9.1
Dowa Holdings Co. Ltd.	(84,300)	(2,748,793)	221.5
FANUC Corp.	(4,200)	(789,077)	63.6
Fujitsu Ltd.	(4,300)	(315,683)	25.4
Fukuoka Financial Group, Inc.	(27,200)	(634,910)	51.2
GMO internet, Inc.	(5,500)	(85,368)	6.9
Goldwin, Inc.	(9,600)	(1,535,140)	123.7
Hachijuni Bank Ltd.	(37,700)	(151,748)	12.2
Harmonic Drive Systems, Inc.	(13,300)	(529,522)	42.7
Hikari Tsushin, Inc.	(6,100)	(1,130,993)	91.1
Hitachi Chemical Co. Ltd.	(13,500)	(360,070)	29.0

16

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Hitachi Metals Ltd.	(4,700)	$(54,326)	4.4%
Ichigo, Inc.	(73,200)	(236,436)	19.0
Ito En Ltd.	(34,600)	(1,726,266)	139.1
Japan Airport Terminal Co. Ltd.	(13,900)	(587,809)	47.4
Japan Lifeline Co. Ltd.	(75,240)	(1,193,332)	96.2
Japan Prime Realty Investment Corp.	(34)	(135,937)	11.0
Japan Real Estate Investment Corp.	(87)	(482,255)	38.9
Japan Retail Fund Investment Corp.	(114)	(217,835)	17.6
Kamigumi Co. Ltd.	(700)	(16,722)	1.3
Kansai Mirai Financial Group, Inc.	(81,800)	(571,536)	46.1
Keihan Holdings Co. Ltd.	(28,200)	(1,200,926)	96.8
Keio Corp.	(38,600)	(2,330,638)	187.8
Keisei Electric Railway Co. Ltd.	(21,500)	(754,126)	60.8
Kintetsu Group Holdings Co. Ltd.	(400)	(17,779)	1.4
Koei Tecmo Holdings Co. Ltd.	(20,000)	(364,891)	29.4
Koito Manufacturing Co. Ltd.	(21,700)	(1,299,411)	104.7
Kusuri no Aoki Holdings Co. Ltd.	(18,300)	(1,292,300)	104.1
Kyowa Exeo Corp.	(10,800)	(295,405)	23.8
Kyushu Railway Co.	(5,200)	(169,438)	13.7
LINE Corp.	(11,400)	(381,950)	30.8
M3, Inc.	(5,600)	(99,969)	8.1
Makita Corp.	(10,300)	(375,779)	30.3
Minebea Mitsumi, Inc.	(30,600)	(545,739)	44.0
MISUMI Group, Inc.	(83,500)	(2,180,276)	175.7
Mitsui Fudosan Co. Ltd.	(35,800)	(829,197)	66.8
Mochida Pharmaceutical Co. Ltd.	(8,600)	(399,428)	32.2
Nabtesco Corp.	(37,800)	(1,159,095)	93.4
Nagoya Railroad Co. Ltd.	(600)	(16,263)	1.3
NET One Systems Co. Ltd.	(8,500)	(220,693)	17.8
Nexon Co. Ltd.	(10,500)	(149,470)	12.0
Nippo Corp.	(7,400)	(150,451)	12.1
Nippon Building Fund, Inc.	(41)	(264,016)	21.3
Nippon Suisan Kaisha Ltd.	(28,200)	(197,864)	15.9
Obic Co. Ltd.	(100)	(11,610)	0.9
OKUMA Corp.	(3,100)	(182,620)	14.7
Olympus Corp.	(34,400)	(386,092)	31.1
Omron Corp.	(8,300)	(445,826)	35.9
Oriental Land Co. Ltd.	(4,400)	(486,679)	39.2
Orix JREIT, Inc.	(27)	(47,404)	3.8
Outsourcing, Inc.	(37,000)	(486,469)	39.2
Pan Pacific International Holdings Corp.	(6,500)	(418,888)	33.8
Relo Group, Inc.	(28,700)	(783,826)	63.2
Sankyo Co. Ltd.	(9,100)	(359,389)	29.0
Sanrio Co. Ltd.	(21,100)	(482,354)	38.9
SBI Holdings, Inc.	(2,300)	(49,315)	4.0
SG Holdings Co. Ltd.	(33,100)	(886,383)	71.4
Shiga Bank Ltd.	(12,200)	(291,963)	23.5

	Shares	Value	% of Basket Value

Japan (continued)
Shochiku Co. Ltd.	(100)	$(12,030)	1.0%
Skylark Holdings Co. Ltd.	(10,400)	(171,313)	13.8
SMC Corp.	(2,300)	(960,629)	77.4
SoftBank Group Corp.	(4,800)	(508,950)	41.0
Taisho Pharmaceutical Holdings Co. Ltd.	(2,500)	(231,250)	18.6
Taiyo Nippon Sanso Corp.	(27,800)	(463,195)	37.3
Toho Gas Co. Ltd.	(18,700)	(770,996)	62.1
Tokyo Electric Power Co. Holdings, Inc.	(100,800)	(569,356)	45.9
Tokyo Gas Co. Ltd.	(4,500)	(114,490)	9.2
TOTO Ltd.	(1,000)	(42,388)	3.4
United Urban Investment Corp.	(54)	(86,214)	6.9
USS Co. Ltd.	(19,100)	(366,640)	29.5
Yamaha Corp.	(700)	(36,346)	2.9
Yaoko Co. Ltd.	(10,700)	(509,204)	41.0
Yaskawa Electric Corp.	(17,600)	(655,209)	52.8
Zensho Holdings Co. Ltd.	(3,400)	(76,638)	6.2

		(45,822,917)

Luxembourg
Tenaris SA	(36,302)	(503,212)	40.6

Mexico
Fresnillo PLC	(19,644)	(192,399)	15.5

Netherlands
SBM Offshore NV	(8,826)	(163,779)	13.2

Norway
Yara International ASA	(21,798)	(985,575)	79.4

Singapore
City Developments Ltd.	(80,300)	(528,549)	42.6
Keppel REIT	(377,100)	(338,341)	27.3
SembCorp Industries Ltd.	(134,600)	(263,230)	21.2
Sembcorp Marine Ltd.	(533,125)	(670,201)	54.0
StarHub Ltd.	(213,800)	(243,813)	19.6
UOL Group Ltd.	(13,500)	(75,347)	6.1
Venture Corp. Ltd.	(45,400)	(569,368)	45.9
Wilmar International Ltd.	(179,400)	(479,784)	38.6

		(3,168,633)

Spain
Bankia SA	(8,298)	(22,983)	1.9
Cellnex Telecom SA	(16,558)	(510,054)	41.1
Naturgy Energy Group SA	(10,589)	(301,451)	24.3
Viscofan SA	(687)	(41,330)	3.3

		(875,818)

17

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Sweden
BillerudKorsnas AB	(24,545)	$(333,661)	26.9%
Husqvarna AB, B Shares	(53,881)	(491,954)	39.6

		(825,615)

United Kingdom
Cairn Energy PLC	(8,647)	(19,292)	1.6
Capita PLC	(216,222)	(360,449)	29.0
Cobham PLC	(52,526)	(79,197)	6.4
Domino’s Pizza Group PLC	(62,251)	(217,710)	17.5
Kingfisher PLC	(34,381)	(118,552)	9.5
Melrose Industries PLC	(30,468)	(80,617)	6.5
Ocado Group PLC	(86,208)	(1,534,706)	123.7
Provident Financial PLC	(133,667)	(927,985)	74.8
Renishaw PLC	(1,552)	(91,653)	7.4
Spectris PLC	(1,971)	(70,820)	5.7
Weir Group PLC	(94,547)	(2,054,968)	165.6

		(5,555,949)

Total Reference Entity — Short		(79,352,545)

Net Value of Reference Entity — UBS AG		$(1,240,983)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2019 expiration dates 04/02/19 — 03/17/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
Adelaide Brighton Ltd.	118,150	$361,002	(20.7)%
Altium Ltd.	5,515	131,799	(7.6)
Ansell Ltd.	13,990	266,345	(15.3)
Aristocrat Leisure Ltd.	58,588	1,078,522	(61.8)
Atlassian Corp. PLC, Class A	26,556	2,925,143	(167.7)
Beach Energy Ltd.	118,560	177,786	(10.2)
BHP Group Ltd.	16,353	432,739	(24.8)
CSR Ltd.	707,474	1,777,245	(101.9)
DuluxGroup Ltd.	402,319	2,765,828	(158.5)
Oil Search Ltd.	2,693	14,748	(0.8)
REA Group Ltd.	3,382	190,591	(10.9)
Woodside Petroleum Ltd.	12,197	304,068	(17.4)

		10,425,816

Austria
Telekom Austria AG	5,915	44,340	(2.6)

	Shares	Value	% of Basket Value

Austria (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	16,329	$454,202	(26.0)%
Wienerberger AG	79,647	1,830,360	(104.9)

		2,328,902

Belgium
Solvay SA	15,975	1,926,197	(110.4)
UCB SA	42,284	3,360,688	(192.6)

		5,286,885

Canada
Lululemon Athletica, Inc.	4,835	852,652	(48.9)
Quebecor, Inc., Class B	112,426	2,803,727	(160.7)
TFI International, Inc.	8,654	284,225	(16.3)

		3,940,604

Denmark
H Lundbeck A/S	7,751	326,771	(18.7)
Royal Unibrew A/S	25,205	1,808,643	(103.7)

		2,135,414

Finland
Kone OYJ, Class B	20,806	1,143,253	(65.6)
Valmet OYJ	124,149	3,419,933	(196.0)

		4,563,186

France
Arkema SA	12,114	1,243,824	(71.3)
Bureau Veritas SA	4,159	105,425	(6.1)
Christian Dior SE	5,102	2,526,428	(144.8)
Edenred	96,699	4,559,140	(261.3)
Gaztransport Et Technigaz SA	1,375	124,424	(7.1)
Ipsen SA	1,150	134,308	(7.7)
Kering SA	3,736	2,210,794	(126.7)
L’Oreal SA	11,903	3,273,950	(187.7)
Rexel SA	1,272	17,101	(1.0)
Rubis SCA	6,169	338,371	(19.4)
Sartorius Stedim Biotech	4,754	645,711	(37.0)
Schneider Electric SE	16,142	1,366,194	(78.3)

		16,545,670

Germany
adidas AG	754	194,221	(11.1)
Hochtief AG	7,082	1,058,821	(60.7)
Jenoptik AG	11,183	442,609	(25.4)
Software AG	47,927	1,825,518	(104.6)

		3,521,169

18

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Ireland
Allegion PLC	3,677	$364,869	(20.9)%
Glanbia PLC	84,261	1,548,973	(88.8)
Medtronic PLC	8,997	799,023	(45.8)

		2,712,865

Italy
Ferrari NV	5,515	748,008	(42.9)
Hera SpA	123,347	439,085	(25.2)
Interpump Group SpA	19,917	748,964	(42.9)
Moncler SpA	120,582	4,957,640	(284.1)
Terna Rete Elettrica Nazionale SpA	74,759	448,491	(25.7)

		7,342,188

Japan
Advantest Corp.	57,800	1,639,134	(93.9)
AGC, Inc.	48,800	1,664,949	(95.4)
Anritsu Corp.	28,000	486,995	(27.9)
Aoyama Trading Co. Ltd.	51,700	1,135,590	(65.1)
Astellas Pharma, Inc.	32,400	438,821	(25.2)
Benesse Holdings, Inc.	16,600	458,954	(26.3)
Brother Industries Ltd.	4,100	80,954	(4.6)
Casio Computer Co. Ltd.	1,900	23,933	(1.4)
Citizen Watch Co. Ltd.	57,400	323,634	(18.5)
Credit Saison Co. Ltd.	45,200	578,314	(33.1)
Dai-ichi Life Holdings, Inc.	517,900	7,475,789	(428.5)
DMG Mori Co. Ltd.	33,700	485,960	(27.9)
Eisai Co. Ltd.	4,600	267,861	(15.4)
Electric Power Development Co. Ltd.	3,900	90,657	(5.2)
Fuji Media Holdings, Inc.	8,700	117,082	(6.7)
Glory Ltd.	14,500	366,108	(21.0)
Hisamitsu Pharmaceutical Co., Inc.	500	21,267	(1.2)
Hitachi Capital Corp.	3,000	69,858	(4.0)
Hoshizaki Corp.	10,100	654,808	(37.5)
IHI Corp.	900	21,486	(1.2)
Japan Steel Works Ltd.	1,600	30,924	(1.8)
Japan Tobacco, Inc.	28,800	665,499	(38.1)
JXTG Holdings, Inc.	1,456,500	7,086,147	(406.2)
K’s Holdings Corp.	5,600	49,952	(2.9)
Kirin Holdings Co. Ltd.	125,000	2,843,558	(163.0)
Kokuyo Co. Ltd.	2,100	26,631	(1.5)
Kyudenko Corp.	2,500	71,347	(4.1)
Lintec Corp.	22,600	488,088	(28.0)
LIXIL Group Corp.	26,900	351,434	(20.1)
Mitsubishi Gas Chemical Co., Inc.	59,600	894,765	(51.3)
Mitsubishi Motors Corp.	17,500	98,272	(5.6)
Mitsubishi UFJ Financial Group, Inc.	464,800	2,306,117	(132.2)
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,200	62,207	(3.6)

	Shares	Value	% of Basket Value

Japan (continued)
Mixi, Inc.	6,300	$136,131	(7.8)%
Nikon Corp.	32,900	458,816	(26.3)
Nippon Telegraph & Telephone Corp.	148,600	6,183,008	(354.4)
Nisshinbo Holdings, Inc.	109,600	978,435	(56.1)
Nitto Denko Corp.	24,600	1,330,054	(76.2)
NTN Corp.	145,900	481,591	(27.6)
NTT DOCOMO, Inc.	3,900	84,691	(4.9)
ORIX Corp.	15,500	219,570	(12.6)
Otsuka Holdings Co. Ltd.	18,500	661,367	(37.9)
Penta-Ocean Construction Co. Ltd.	12,600	57,804	(3.3)
Pilot Corp.	1,600	66,134	(3.8)
Pola Orbis Holdings, Inc.	29,500	931,192	(53.4)
Resorttrust, Inc.	2,300	32,197	(1.8)
Rohm Co. Ltd.	14,400	1,061,861	(60.9)
Sompo Holdings, Inc.	10,900	411,400	(23.6)
Sumitomo Chemical Co. Ltd.	176,000	878,064	(50.3)
Sumitomo Corp.	108,200	1,550,812	(88.9)
T&D Holdings, Inc.	230,800	2,499,815	(143.3)
Teijin Ltd.	18,100	311,358	(17.8)
Tokai Tokyo Financial Holdings, Inc.	34,600	114,984	(6.6)
Tokyo Broadcasting System Holdings, Inc.	5,200	98,913	(5.7)
Tokyo Tatemono Co. Ltd.	6,200	69,983	(4.0)
Tokyu Fudosan Holdings Corp.	195,800	1,104,673	(63.3)
Topcon Corp.	7,300	88,709	(5.1)
Trend Micro, Inc.	1,600	79,987	(4.6)
TS Tech Co. Ltd.	2,400	72,078	(4.1)
Ube Industries Ltd.	11,200	239,632	(13.7)
Ulvac, Inc.	22,100	744,469	(42.7)
Ushio, Inc.	3,100	37,686	(2.2)
Zenkoku Hosho Co. Ltd.	1,400	49,159	(2.8)
Zeon Corp.	23,100	226,899	(13.0)

		52,638,567

Jordan
Hikma Pharmaceuticals PLC	7,756	178,977	(10.3)

Netherlands
Adyen NV	4,460	3,634,891	(208.3)
BE Semiconductor Industries NV	67,198	1,935,677	(111.0)
Flow Traders	1,795	51,459	(2.9)
Wolters Kluwer NV	62,410	4,356,061	(249.7)

		9,978,088

Norway
Grieg Seafood ASA	4,159	48,050	(2.8)
Salmar ASA	49,479	2,250,541	(129.0)
TGS Nopec Geophysical Co. ASA	33,962	888,063	(50.9)

		3,186,654

19

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Spain
Acciona SA	4,718	$547,197	(31.3)%
Almirall SA	8,416	135,811	(7.8)
Melia Hotels International SA	80,053	793,467	(45.5)

		1,476,475

Sweden
Lundin Petroleum AB	45,924	1,495,570	(85.7)
Volvo AB, Class B	11,924	191,099	(11.0)

		1,686,669

Switzerland
Barry Callebaut AG, Registered Shares	51	93,511	(5.4)
Flughafen Zuerich AG, Registered Shares	506	83,413	(4.8)
Galenica AG	303	15,459	(0.9)
Logitech International SA, Registered Shares	118,397	4,639,499	(265.9)
OC Oerlikon Corp. AG, Registered Shares	77,354	1,010,948	(57.9)
Roche Holding AG	2,197	579,708	(33.2)
Sika AG, Registered Shares	9,287	1,422,973	(81.6)
Sunrise Communications Group AG	14,818	983,946	(56.4)

		8,829,457

United Kingdom
Anglo American PLC	16,643	431,881	(24.7)
Auto Trader Group PLC	433,315	3,203,221	(183.6)
Barratt Developments PLC	67,241	528,974	(30.3)
boohoo Group PLC	111,867	359,750	(20.6)
Compass Group PLC	315,618	7,181,529	(411.6)
Diageo PLC	11,614	489,620	(28.1)
Dialog Semiconductor PLC	31,050	1,207,975	(69.2)
Electrocomponents PLC	208,567	1,758,706	(100.8)
Experian PLC	112,224	3,266,718	(187.2)
Fevertree Drinks PLC	19,340	795,195	(45.6)
GlaxoSmithKline PLC	59,345	1,219,137	(69.9)
Greggs PLC	15,757	370,051	(21.2)
Imperial Brands PLC	31,958	1,016,845	(58.3)
Severn Trent PLC	93,188	2,480,525	(142.2)
SSP Group PLC	123,767	1,124,970	(64.5)
Vodafone Group PLC	2,366,128	4,388,869	(251.6)
WM Morrison Supermarkets PLC	623,216	1,756,610	(100.7)

		31,580,576

United States
ADT, Inc.	42,616	280,839	(16.1)
AMC Networks, Inc., Class A	38,256	2,234,533	(128.1)
AmerisourceBergen Corp.	24,595	1,838,722	(105.4)
Anthem, Inc.	2,428	638,637	(36.6)
Apergy Corp.	691	27,426	(1.6)

	Shares	Value	% of Basket Value

United States (continued)
Apple Hospitality REIT, Inc.	106,524	$1,752,320	(100.4)%
Arista Networks, Inc.	144	44,970	(2.6)
Avista Corp.	99,090	4,274,743	(245.0)
Bank of Hawaii Corp.	5,813	478,875	(27.5)
Black Knight, Inc.	6,209	350,312	(20.1)
Boyd Gaming Corp.	40,145	1,155,373	(66.2)
Bruker Corp.	434	16,752	(1.0)
Cabot Microelectronics Corp.	1,794	226,493	(13.0)
Cargurus, Inc.	3,223	131,305	(7.5)
Centene Corp.	9,911	511,011	(29.3)
CenturyLink, Inc.	4,977	56,837	(3.3)
Charles Schwab Corp.	41,665	1,907,424	(109.3)
Chegg, Inc.	483	17,219	(1.0)
Cheniere Energy, Inc.	7,815	502,895	(28.8)
Ciena Corp.	10,195	391,080	(22.4)
Cincinnati Financial Corp.	680	65,402	(3.8)
Cinemark Holdings, Inc.	39,357	1,654,962	(94.9)
Cirrus Logic, Inc.	7,555	359,467	(20.6)
Citizens Financial Group, Inc.	157,527	5,702,477	(326.9)
CNO Financial Group, Inc.	36,483	603,794	(34.6)
Colfax Corp.	26,189	790,122	(45.3)
Cornerstone OnDemand, Inc.	30,175	1,649,064	(94.5)
CoStar Group, Inc.	2,980	1,478,825	(84.8)
Crane Co.	90,452	7,692,943	(440.9)
Crimson Wine Group Ltd.	1	7	0.0
Darden Restaurants, Inc.	2,939	345,626	(19.8)
Dell Technologies, Inc., Class C	49,028	3,304,977	(189.4)
DexCom, Inc.	2,205	266,959	(15.3)
Discover Financial Services	37,676	3,070,217	(176.0)
Discovery, Inc., Class A	4,858	150,112	(8.6)
Dow, Inc.	56,777	3,220,959	(184.6)
Dropbox, Inc., Class A	58,557	1,427,620	(81.8)
Etsy, Inc.	1,454	98,203	(5.6)
Evergy, Inc.	3,525	203,816	(11.7)
Extended Stay America, Inc.	167,940	3,007,805	(172.4)
First American Financial Corp.	63,151	3,603,396	(206.5)
First Horizon National Corp.	67,523	1,018,922	(58.4)
Fiserv, Inc.	4,109	358,469	(20.6)
Five Below, Inc.	1,767	258,671	(14.8)
Five9, Inc.	6,808	361,301	(20.7)
GATX Corp.	2,625	202,466	(11.6)
General Mills, Inc.	33,229	1,710,297	(98.0)
Globus Medical, Inc., Class A	679	30,616	(1.8)
GoDaddy, Inc., Class A	61,888	5,043,872	(289.1)
GrubHub, Inc.	8,253	551,218	(31.6)
Harris Corp.	176	29,656	(1.7)
HubSpot, Inc.	3,363	620,440	(35.6)
Huntington Bancshares, Inc.	81,826	1,139,018	(65.3)

20

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Iberiabank Corp.	10,992	$873,864	(50.1)%
Insperity, Inc.	51,930	6,208,751	(355.9)
Interpublic Group of Cos., Inc.	206,564	4,750,972	(272.3)
Intuit, Inc.	1,739	436,593	(25.0)
Investors Bancorp, Inc.	11,130	130,778	(7.5)
Kohl’s Corp.	37,888	2,693,837	(154.4)
Landstar System, Inc.	47,127	5,134,958	(294.3)
Liberty Latin America Ltd., Class A	2	42	0.0
Live Nation Entertainment, Inc.	1,261	82,394	(4.7)
Match Group, Inc.	9,680	584,672	(33.5)
McKesson Corp.	1,576	187,938	(10.8)
MetLife, Inc.	31,896	1,471,362	(84.3)
Moelis & Co., Class A	23,163	948,525	(54.4)
Murphy USA, Inc.	189	16,154	(0.9)
National Instruments Corp.	59,500	2,802,450	(160.6)
Navistar International Corp.	580	19,801	(1.1)
New Relic, Inc.	21,739	2,287,812	(131.1)
New York Times Co., Class A	20,708	686,470	(39.4)
Nordstrom, Inc.	20,601	845,053	(48.4)
Nu Skin Enterprises, Inc., Class A	23,084	1,174,283	(67.3)
O’Reilly Automotive, Inc.	67	25,364	(1.5)
ON Semiconductor Corp.	1,612	37,173	(2.1)
OneMain Holdings, Inc.	11,435	388,447	(22.3)
Outfront Media, Inc.	27,399	652,918	(37.4)
PacWest Bancorp	155,844	6,163,630	(353.3)
Palo Alto Networks, Inc.	6,831	1,699,758	(97.4)
Park Hotels & Resorts, Inc.	165,379	5,305,358	(304.1)
Patterson Cos., Inc.	12,026	262,648	(15.1)
Paycom Software, Inc.	90	18,228	(1.0)
Paylocity Holding Corp.	11,574	1,117,470	(64.1)
Penske Automotive Group, Inc.	52,699	2,419,938	(138.7)
Penumbra, Inc.	10,870	1,462,015	(83.8)
PepsiCo, Inc.	2,789	357,131	(20.5)
Performance Food Group Co.	17,633	722,071	(41.4)
Philip Morris International, Inc.	2,861	247,648	(14.2)
Pinnacle Financial Partners, Inc.	52,538	3,050,882	(174.9)
Planet Fitness, Inc., Class A	6,728	509,310	(29.2)
Pure Storage, Inc., Class A	41,776	954,999	(54.7)
RingCentral, Inc., Class A	35,855	4,172,446	(239.2)
RLJ Lodging Trust	213,385	3,928,418	(225.2)
Ryder System, Inc.	41,057	2,586,591	(148.3)
Ryman Hospitality Properties, Inc.	20,331	1,618,348	(92.8)
salesforce.com, Inc.	23,690	3,917,141	(224.5)
ServiceNow, Inc.	15,577	4,229,311	(242.4)
Sinclair Broadcast Group, Inc., Class A	34,360	1,573,344	(90.2)
Sirius XM Holdings, Inc.	683,796	3,972,855	(227.7)
Six Flags Entertainment Corp.	13,894	737,632	(42.3)
Snap-on, Inc.	9,990	1,681,117	(96.4)
Square, Inc., Class A	6,019	438,304	(25.1)

	Shares	Value	% of Basket Value

United States (continued)
Sunstone Hotel Investors, Inc.	74,770	$1,076,688	(61.7)%
Tableau Software, Inc., Class A	29,836	3,634,323	(208.3)
Take-Two Interactive Software, Inc.	361	34,956	(2.0)
TEGNA, Inc.	8,048	128,124	(7.3)
Travelers Cos., Inc.	3,074	441,888	(25.3)
TriNet Group, Inc.	11,159	695,652	(39.9)
Twilio, Inc., Class A	1,285	176,225	(10.1)
Umpqua Holdings Corp.	33,272	577,602	(33.1)
Unum Group	117,971	4,355,489	(249.7)
Veeva Systems, Inc., Class A	1,332	186,307	(10.7)
VeriSign, Inc.	10,995	2,170,963	(124.4)
Vulcan Materials Co.	3,815	481,110	(27.6)
Watsco, Inc.	5,087	806,137	(46.2)
Western Alliance Bancorp	2,352	112,379	(6.4)
Westrock Co.	170,023	6,525,483	(374.0)
Wolverine World Wide, Inc.	3,904	143,706	(8.2)
Workday, Inc., Class A	21,248	4,369,226	(250.4)
Yelp, Inc.	25,830	1,034,750	(59.3)
Zendesk, Inc.	41,806	3,669,731	(210.3)

		183,067,408

Total Reference Entity — Long		351,425,570

Reference Entity — Short

Australia
Atlas Arteria Ltd.	(302,284)	(1,492,700)	85.6
BlueScope Steel Ltd.	(23,053)	(219,068)	12.6
Coles Group Ltd.	(282,275)	(2,509,763)	143.8
Lend Lease Group	(13,941)	(130,730)	7.5
NEXTDC Ltd.	(8,940)	(40,289)	2.3
Northern Star Resources Ltd.	(5,163)	(29,897)	1.7
Qube Holdings Ltd.	(84,837)	(169,343)	9.7

		(4,591,790)

Belgium
Cofinimmo SA	(3,820)	(488,435)	28.0
Euronav NV	(150,875)	(1,429,262)	81.9
Proximus SADP	(1,039)	(29,099)	1.7

		(1,946,796)

Bermuda
Axis Capital Holdings Ltd.	(87,620)	(4,981,197)	285.5
RenaissanceRe Holdings Ltd.	(948)	(147,281)	8.4

		(5,128,478)

21

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Canada
BlackBerry Ltd.	(15,501)	$(142,201)	8.2%
Cameco Corp.	(10,267)	(113,269)	6.5
Dollarama, Inc.	(12,275)	(368,699)	21.1
Fairfax Financial Holdings Ltd.	(3,879)	(1,849,829)	106.0
Stars Group, Inc.	(34,373)	(648,615)	37.2

		(3,122,613)

Denmark
Ambu A/S, Class B	(39,417)	(1,134,092)	65.0
Jyske Bank A/S, Registered Shares	(7,187)	(289,884)	16.6
Pandora A/S	(6,943)	(291,226)	16.7

		(1,715,202)

France
Atos SE	(2,729)	(281,389)	16.1
BNP Paribas SA	(78,018)	(4,153,139)	238.1
Elis SA	(97,127)	(1,733,384)	99.4
Ingenico Group SA	(7,242)	(611,226)	35.0
Nexans SA	(3,354)	(117,641)	6.7
Societe Generale SA	(49,400)	(1,566,549)	89.8

		(8,463,328)

Germany
Gerresheimer AG	(2,041)	(153,774)	8.8
ThyssenKrupp AG	(58,741)	(828,168)	47.5
Zalando SE	(86,118)	(4,050,984)	232.2

		(5,032,926)

Hong Kong
Dairy Farm International Holdings Ltd.	(80,700)	(632,172)	36.2

Ireland
Aptiv PLC	(12,388)	(1,061,652)	60.8
Greencore Group PLC	(130,655)	(391,860)	22.5

		(1,453,512)

Israel
Teva Pharmaceutical Industries Ltd.	(12,945)	(196,957)	11.3

Italy
Banco BPM SpA	(159,347)	(379,328)	21.7
FinecoBank Banca Fineco SpA	(51,684)	(680,778)	39.0
Intesa Sanpaolo SpA	(592,270)	(1,551,757)	88.9
Pirelli & C SpA	(62,282)	(455,305)	26.1
Prysmian SpA	(187,413)	(3,618,661)	207.4
Telecom Italia SpA	(48,205)	(26,984)	1.6
Telecom Italia SpA/Milano	(106,531)	(55,628)	3.2
UniCredit SpA	(11,981)	(165,866)	9.5
Unione di Banche Italiane SpA	(437,438)	(1,365,629)	78.3

		(8,299,936)

	Shares	Value	% of Basket Value

Japan
Acom Co. Ltd.	(55,200)	$(193,978)	11.1%
ANA Holdings, Inc.	(17,000)	(594,944)	34.1
Awa Bank Ltd.	(4,800)	(120,840)	6.9
Bandai Namco Holdings, Inc.	(14,100)	(675,966)	38.7
Bank of Kyoto Ltd.	(28,200)	(1,222,034)	70.0
Central Japan Railway Co.	(11,800)	(2,537,464)	145.4
Chugoku Bank Ltd.	(57,500)	(556,798)	31.9
Daifuku Co. Ltd.	(5,700)	(350,668)	20.1
Daiichi Sankyo Co. Ltd.	(16,600)	(820,778)	47.0
Daiichikosho Co. Ltd.	(400)	(19,598)	1.1
Daiwa House REIT Investment Corp.	(20)	(45,926)	2.6
Dowa Holdings Co. Ltd.	(48,500)	(1,581,453)	90.7
FANUC Corp.	(8,900)	(1,672,091)	95.8
Fujitsu Ltd.	(26,600)	(1,952,828)	111.9
Fukuoka Financial Group, Inc.	(131,600)	(3,071,842)	176.1
GMO internet, Inc.	(1,200)	(18,626)	1.1
Goldwin, Inc.	(200)	(31,982)	1.8
Hachijuni Bank Ltd.	(13,000)	(52,327)	3.0
Hikari Tsushin, Inc.	(4,500)	(834,339)	47.8
Hitachi Chemical Co. Ltd.	(7,100)	(189,370)	10.9
Hitachi Metals Ltd.	(2,200)	(25,429)	1.5
Ito En Ltd.	(22,700)	(1,132,550)	64.9
Itochu Techno-Solutions Corp.	(700)	(17,203)	1.0
Japan Airport Terminal Co. Ltd.	(4,600)	(194,527)	11.2
Japan Lifeline Co. Ltd.	(3,900)	(61,855)	3.5
Japan Prime Realty Investment Corp.	(14)	(55,974)	3.2
Japan Real Estate Investment Corp.	(126)	(698,438)	40.0
Japan Retail Fund Investment Corp.	(295)	(563,695)	32.3
Kansai Mirai Financial Group, Inc.	(48,500)	(338,869)	19.4
Keihan Holdings Co. Ltd.	(11,200)	(476,964)	27.3
Keio Corp.	(62,600)	(3,779,739)	216.7
Keisei Electric Railway Co. Ltd.	(36,300)	(1,273,246)	73.0
Kintetsu Group Holdings Co. Ltd.	(2,900)	(128,901)	7.4
Kobe Bussan Co. Ltd.	(13,400)	(533,152)	30.6
Koei Tecmo Holdings Co. Ltd.	(20,600)	(375,838)	21.5
Koito Manufacturing Co. Ltd.	(7,800)	(467,070)	26.8
Kusuri no Aoki Holdings Co. Ltd.	(5,300)	(374,273)	21.5
Kyowa Exeo Corp.	(11,200)	(306,346)	17.6
Kyushu Railway Co.	(25,400)	(827,639)	47.4
M3, Inc.	(2,300)	(41,059)	2.4
Makita Corp.	(8,900)	(324,702)	18.6
Minebea Mitsumi, Inc.	(133,400)	(2,379,136)	136.4
MISUMI Group, Inc.	(27,900)	(728,499)	41.8
Mitsui Fudosan Co. Ltd.	(31,200)	(722,652)	41.4
Mochida Pharmaceutical Co. Ltd.	(5,800)	(269,382)	15.4
Nabtesco Corp.	(40,600)	(1,244,954)	71.4

22

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Nagoya Railroad Co. Ltd.	(600)	$(16,263)	0.9%
NET One Systems Co. Ltd.	(2,700)	(70,102)	4.0
Nexon Co. Ltd.	(33,500)	(476,879)	27.3
Nippo Corp.	(6,000)	(121,987)	7.0
Nippon Building Fund, Inc.	(28)	(180,303)	10.3
OKUMA Corp.	(1,300)	(76,582)	4.4
Olympus Corp.	(18,000)	(202,025)	11.6
Omron Corp.	(2,500)	(134,285)	7.7
Oriental Land Co. Ltd.	(44,000)	(4,866,791)	279.0
Orix JREIT, Inc.	(65)	(114,121)	6.5
Pan Pacific International Holdings Corp.	(25,700)	(1,656,218)	94.9
Sankyo Co. Ltd.	(28,100)	(1,109,763)	63.6
Sanrio Co. Ltd.	(22,500)	(514,359)	29.5
SBI Holdings, Inc.	(38,800)	(831,926)	47.7
SG Holdings Co. Ltd.	(28,600)	(765,878)	43.9
Sharp Corp.	(9,200)	(102,631)	5.9
Shiga Bank Ltd.	(7,300)	(174,699)	10.0
Skylark Holdings Co. Ltd.	(3,700)	(60,948)	3.5
SMC Corp.	(5,000)	(2,088,323)	119.7
SoftBank Group Corp.	(28,900)	(3,064,305)	175.6
Sumitomo Metal Mining Co. Ltd.	(1,300)	(40,890)	2.3
Taisho Pharmaceutical Holdings Co. Ltd.	(1,000)	(92,500)	5.3
Taiyo Nippon Sanso Corp.	(2,600)	(43,320)	2.5
Taiyo Yuden Co. Ltd.	(4,000)	(97,415)	5.6
Toho Gas Co. Ltd.	(4,300)	(177,288)	10.2
Tokyo Electric Power Co. Holdings, Inc.	(395,400)	(2,233,367)	128.0
Tokyo Gas Co. Ltd.	(1,500)	(38,163)	2.2
TOTO Ltd.	(400)	(16,955)	1.0
United Urban Investment Corp.	(63)	(100,582)	5.8
Universal Entertainment Corp.	(24,800)	(781,480)	44.8
USS Co. Ltd.	(13,600)	(261,063)	15.0
Yamaha Corp.	(600)	(31,153)	1.8
Yaoko Co. Ltd.	(1,300)	(61,866)	3.6
Yaskawa Electric Corp.	(26,200)	(975,368)	55.9
Zensho Holdings Co. Ltd.	(6,700)	(151,022)	8.7
ZOZO, Inc.	(7,500)	(133,226)	7.6

		(55,749,990)

Luxembourg
ArcelorMittal	(259,536)	(5,646,485)	323.6
Tenaris SA	(118,879)	(1,647,881)	94.5

		(7,294,366)

Mexico
Fresnillo PLC	(71,028)	(695,668)	39.9

	Shares	Value	% of Basket Value

Netherlands
OCI NV	(65,183)	$(1,893,167)	108.5%
SBM Offshore NV	(11,052)	(205,086)	11.7

		(2,098,253)

Norway
Yara International ASA	(76,158)	(3,443,409)	197.4

Singapore
City Developments Ltd.	(196,000)	(1,290,106)	73.9
DBS Group Holdings Ltd.	(91,900)	(1,911,101)	109.5
Oversea-Chinese Banking Corp. Ltd.	(15,300)	(136,296)	7.8
SembCorp Industries Ltd.	(190,600)	(372,746)	21.4
Singapore Telecommunications Ltd.	(2,780,500)	(6,486,471)	371.8
UOL Group Ltd.	(51,800)	(289,109)	16.6
Venture Corp. Ltd.	(6,200)	(77,755)	4.5
Wilmar International Ltd.	(149,500)	(399,820)	22.9

		(10,963,404)

Spain
Bankia SA	(870,883)	(2,412,053)	138.3
Ence Energia y Celulosa SA	(2,725)	(14,683)	0.9
Naturgy Energy Group SA	(18,532)	(527,575)	30.2
Viscofan SA	(2,853)	(171,637)	9.8

		(3,125,948)

Sweden
Husqvarna AB, B Shares	(103,807)	(947,797)	54.3
JM AB	(1,360)	(25,906)	1.5
Telia Co. AB	(1,183,874)	(5,043,925)	289.1
Veoneer, Inc.	(46,466)	(1,025,505)	58.8

		(7,043,133)

Switzerland
Julius Baer Group Ltd.	(3,420)	(165,202)	9.5
Lonza Group AG, Registered Shares	(17,743)	(5,479,555)	314.1
STMicroelectronics NV	(193,984)	(3,571,957)	204.7
TE Connectivity Ltd.	(19,169)	(1,833,515)	105.1

		(11,050,229)

United Kingdom
BT Group PLC	(669,747)	(1,998,534)	114.6
Cairn Energy PLC	(66,621)	(148,636)	8.5
Capita PLC	(121,758)	(202,974)	11.6
Capital & Counties Properties PLC	(117,795)	(372,475)	21.3
Cobham PLC	(31,689)	(47,780)	2.7
Domino’s Pizza Group PLC	(21,452)	(75,024)	4.3
Informa PLC	(22,113)	(224,846)	12.9
Janus Henderson Group PLC	(56,704)	(1,421,569)	81.5

23

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United Kingdom (continued)
KAZ Minerals PLC	(12,528)	$(105,632)	6.1%
Kingfisher PLC	(568,805)	(1,961,345)	112.4
Melrose Industries PLC	(636,969)	(1,685,387)	96.6
Pentair PLC	(20,935)	(816,256)	46.8
Provident Financial PLC	(180,922)	(1,256,054)	72.0
Renishaw PLC	(2,490)	(147,047)	8.4
Royal Bank of Scotland Group PLC	(1,035,637)	(3,242,924)	185.9
Spectris PLC	(3,186)	(114,476)	6.6
St. James’s Place PLC	(6,494)	(95,301)	5.5
Weir Group PLC	(120,503)	(2,619,119)	150.1

		(16,535,379)

United States
Aaron’s, Inc.	(344)	(19,157)	1.1
Abbott Laboratories	(3,492)	(277,823)	15.9
Acadia Healthcare Co., Inc.	(1,160)	(37,143)	2.1
Adtalem Global Education, Inc.	(13,108)	(646,487)	37.1
Align Technology, Inc.	(925)	(300,329)	17.2
Amphenol Corp., Class A	(1,826)	(181,797)	10.4
Apple, Inc.	(8,192)	(1,643,889)	94.2
AptarGroup, Inc.	(6,942)	(772,228)	44.3
Arconic, Inc.	(107,839)	(2,316,382)	132.8
BankUnited, Inc.	(2,051)	(75,026)	4.3
Becton Dickinson & Co.	(23,221)	(5,590,224)	320.4
Blackbaud, Inc.	(5,295)	(419,841)	24.1
Boeing Co.	(4,144)	(1,565,147)	89.7
BorgWarner, Inc.	(1,744)	(72,847)	4.2
Boston Scientific Corp.	(34,093)	(1,265,532)	72.5
BWX Technologies, Inc.	(85,112)	(4,349,223)	249.3
Carvana Co.	(28,865)	(2,065,579)	118.4
Cboe Global Markets, Inc.	(4,895)	(497,381)	28.5
Centennial Resource Development, Inc., Class A	(38,330)	(403,615)	23.1
CF Industries Holdings, Inc.	(50,103)	(2,243,612)	128.6
Chemours Co.	(4,098)	(147,569)	8.5
Citrix Systems, Inc.	(36,761)	(3,711,391)	212.7
Cleveland-Cliffs, Inc.	(100,688)	(1,005,873)	57.6
Coherent, Inc.	(23,072)	(3,414,887)	195.7
Concho Resources, Inc.	(1,318)	(152,071)	8.7
Constellation Brands, Inc., Class A	(7,767)	(1,644,041)	94.2
CoreLogic, Inc.	(29,343)	(1,191,619)	68.3
Coty, Inc., Class A	(14,156)	(153,168)	8.8
Crown Castle International Corp.	(51,764)	(6,510,876)	373.2
CyrusOne, Inc.	(7,306)	(406,871)	23.3
Darling International, Inc.	(15,420)	(336,310)	19.3
Delek US Holdings, Inc.	(1,416)	(52,477)	3.0
Dentsply Sirona, Inc.	(59,349)	(3,034,514)	173.9
Diamondback Energy, Inc.	(9,026)	(960,276)	55.0
Dollar Tree, Inc.	(51,538)	(5,735,149)	328.7
Edison International	(4,723)	(301,186)	17.3

	Shares	Value	% of Basket Value

United States (continued)
Edwards Lifesciences Corp.	(800)	$(140,856)	8.1%
EnerSys	(24,810)	(1,716,604)	98.4
Entegris, Inc.	(28,145)	(1,150,005)	65.9
Equifax, Inc.	(53,980)	(6,798,781)	389.7
Equity Commonwealth	(176,782)	(5,621,668)	322.2
Exxon Mobil Corp.	(4,799)	(385,264)	22.1
Fair Isaac Corp.	(717)	(200,581)	11.5
Fastenal Co.	(9,337)	(658,725)	37.8
FedEx Corp.	(22,807)	(4,321,014)	247.7
First Solar, Inc.	(72,688)	(4,472,493)	256.4
Floor & Decor Holdings, Inc., Class A	(27,249)	(1,308,497)	75.0
Flowserve Corp.	(24,894)	(1,220,553)	70.0
Freeport-McMoRan, Inc.	(26,729)	(329,034)	18.9
Gartner, Inc.	(16,614)	(2,641,128)	151.4
GCI Liberty, Inc., Class A	(23,424)	(1,396,539)	80.0
General Electric Co.	(134,469)	(1,367,550)	78.4
Gentex Corp.	(2,211)	(50,919)	2.9
Guardant Health, Inc.	(6,956)	(455,688)	26.1
Guidewire Software, Inc.	(9,363)	(997,159)	57.2
Hasbro, Inc.	(10,901)	(1,110,376)	63.6
Hess Corp.	(4,333)	(277,832)	15.9
HollyFrontier Corp.	(35,802)	(1,708,829)	97.9
Howard Hughes Corp.	(10,566)	(1,172,826)	67.2
ICU Medical, Inc.	(2,006)	(456,365)	26.2
II-VI, Inc.	(18,724)	(745,964)	42.8
Ingevity Corp.	(1,910)	(219,669)	12.6
IPG Photonics Corp.	(46,147)	(8,063,265)	462.2
JBG SMITH Properties	(94,094)	(4,003,700)	229.5
JetBlue Airways Corp.	(103,515)	(1,920,203)	110.1
Kansas City Southern	(3,361)	(413,874)	23.7
KBR, Inc.	(6,185)	(137,431)	7.9
Kennametal, Inc.	(898)	(36,549)	2.1
Liberty Property Trust	(13,558)	(673,019)	38.6
Lincoln Electric Holdings, Inc.	(6,894)	(601,639)	34.5
Littelfuse, Inc.	(1,689)	(339,573)	19.5
LKQ Corp.	(90,524)	(2,724,772)	156.2
Lowe’s Cos., Inc.	(33,562)	(3,797,205)	217.6
Lumentum Holdings, Inc.	(23,227)	(1,439,377)	82.5
Markel Corp.	(1,011)	(1,083,297)	62.1
Marvell Technology Group Ltd.	(21,812)	(545,736)	31.3
Micron Technology, Inc.	(161,552)	(6,794,877)	389.5
Microsoft Corp.	(60,551)	(7,907,961)	453.3
Mohawk Industries, Inc.	(50,284)	(6,851,195)	392.7
Molina Healthcare, Inc.	(11,743)	(1,522,245)	87.2
MSCI, Inc.	(1,085)	(244,537)	14.0
Newmont Goldcorp Corp.	(1)	(16)	0.0
NextEra Energy, Inc.	(4,968)	(965,978)	55.4
NiSource, Inc.	(81,802)	(2,272,460)	130.2
Nordson Corp.	(7,992)	(1,166,432)	66.9
Owens Corning	(2,179)	(111,717)	6.4

24

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Patterson-UTI Energy, Inc.	(1,434)	$(19,488)	1.1%
PBF Energy, Inc., Class A	(5,933)	(199,230)	11.4
PDC Energy, Inc.	(10,309)	(448,338)	25.7
Perspecta, Inc.	(2,311)	(53,338)	3.1
Pioneer Natural Resources Co.	(4,666)	(776,702)	44.5
Polaris Industries, Inc.	(29,727)	(2,865,683)	164.3
Post Holdings, Inc.	(1,727)	(194,771)	11.2
Proto Labs, Inc.	(1,555)	(170,723)	9.8
Qualys, Inc.	(2,123)	(191,622)	11.0
Rayonier, Inc.	(47,075)	(1,496,514)	85.8
Roku, Inc.	(8,927)	(567,668)	32.5
Ross Stores, Inc.	(8,166)	(797,492)	45.7
Sabra Health Care REIT, Inc.	(88,423)	(1,729,554)	99.1
Sabre Corp.	(156,492)	(3,248,774)	186.2
Sanderson Farms, Inc.	(1,160)	(175,891)	10.1
Seagate Technology PLC	(28,599)	(1,381,904)	79.2
Sonoco Products Co.	(2,351)	(148,254)	8.5
Spectrum Brands Holdings, Inc.	(287)	(17,671)	1.0
Spirit AeroSystems Holdings, Inc., Class A	(321)	(27,895)	1.6
Stanley Black & Decker, Inc.	(9,153)	(1,341,830)	76.9
Stericycle, Inc.	(44,243)	(2,583,349)	148.1
SVB Financial Group	(3,041)	(765,480)	43.9
T-Mobile U.S., Inc.	(37,959)	(2,770,627)	158.8
Tandem Diabetes Care, Inc.	(2,247)	(137,988)	7.9
Trimble Inc.	(73,180)	(2,987,208)	171.2
Trinity Industries, Inc.	(107,433)	(2,316,255)	132.8
Two Harbors Investment Corp.	(10,162)	(140,845)	8.1
Union Pacific Corp.	(839)	(148,537)	8.5
United States Steel Corp.	(83,030)	(1,295,268)	74.2
Verisk Analytics, Inc., Class A	(55,928)	(7,893,678)	452.4
Vistra Energy Corp.	(6,433)	(175,299)	10.0
West Pharmaceutical Services, Inc.	(1,751)	(216,756)	12.4
Western Digital Corp.	(18,217)	(931,253)	53.4
WEX, Inc.	(18,740)	(3,941,022)	225.9
Weyerhaeuser Co.	(65,989)	(1,768,505)	101.4
WPX Energy, Inc.	(17,755)	(246,617)	14.1
Wynn Resorts Ltd.	(1,715)	(247,732)	14.2
Xerox Corp.	(42,120)	(1,405,123)	80.5
Zayo Group Holdings, Inc.	(22,957)	(718,324)	41.2

		(194,586,725)

Total Reference Entity — Short		(353,170,214)

Net Value of Reference Entity — Goldman Sachs & Co.		$(1,744,644)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America, N.A. as of April 30, 2019 expiration dates 2/17/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Bermuda
Golar LNG Ltd.	301	$5,882	(8.2)%

Brazil
Pagseguro Digital Ltd., Class A	632	16,470	(23.0)

Italy
Ferrari NV	47	6,393	(8.9)

Netherlands
Aegon NV	4,183	21,752	(30.3)
InterXion Holding NV	628	43,451	(60.6)
NXP Semiconductors NV	730	77,103	(107.5)

		142,306

Puerto Rico
EVERTEC, Inc.	720	22,543	(31.4)

United Kingdom
Delphi Technologies PLC	2,740	60,636	(84.6)
Ferroglobe PLC	2,270	4,880	(6.8)
Janus Henderson Group PLC	1,330	33,343	(46.5)
Seadrill Ltd.	866	7,041	(9.8)

		105,900

United States
2U, Inc.	1,519	91,900	(128.1)
ABIOMED, Inc.	83	23,025	(32.1)
Activision Blizzard, Inc.	1,345	64,842	(90.4)
ADT, Inc.	14,138	93,169	(129.9)
Advance Auto Parts, Inc.	173	28,773	(40.1)
Affiliated Managers Group, Inc.	5,151	571,349	(796.7)
AMC Networks, Inc., Class A	1,267	74,005	(103.2)
Ameren Corp.	587	42,716	(59.6)
American Water Works Co., Inc.	75	8,114	(11.3)
Ameriprise Financial, Inc.	437	64,138	(89.4)
Antero Midstream Corp.	26,607	324,871	(453.0)
Apergy Corp.	3,641	144,511	(201.5)
Arista Networks, Inc.	58	18,113	(25.3)
Ashland Global Holdings, Inc.	366	29,474	(41.1)
B&G Foods, Inc.	1,144	29,744	(41.5)
Bank of Hawaii Corp.	515	42,426	(59.2)
Bank OZK	3,679	120,119	(167.5)
Barnes Group, Inc.	943	52,450	(73.1)
Benefitfocus, Inc.	1,179	48,021	(67.0)

25

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
BioMarin Pharmaceutical, Inc.	330	$28,225	(39.4)%
Bloomin’ Brands, Inc.	3,945	78,861	(110.0)
BMC Stock Holdings, Inc.	1,063	21,877	(30.5)
Boise Cascade Co.	2,035	56,349	(78.6)
Boston Beer Co., Inc., Class A	73	22,631	(31.6)
Boston Properties, Inc.	207	28,487	(39.7)
Brandywine Realty Trust	1,424	21,915	(30.6)
Brixmor Property Group, Inc.	12,167	217,546	(303.4)
Builders FirstSource, Inc.	1,639	22,585	(31.5)
Cabot Corp.	1,535	69,658	(97.1)
Cal-Maine Foods, Inc.	71	2,919	(4.1)
Cars.com, Inc.	2,064	42,952	(59.9)
Casey’s General Stores, Inc.	496	65,646	(91.5)
CDW Corp.	261	27,562	(38.4)
Chegg, Inc.	2,373	84,597	(118.0)
Ciena Corp.	1,091	41,851	(58.4)
Clearway Energy, Inc., Class C	3,418	54,244	(75.6)
Clorox Co.	697	111,332	(155.2)
CNO Financial Group, Inc.	2,875	47,581	(66.3)
Colony Capital, Inc.	3,552	18,257	(25.5)
Comfort Systems USA, Inc.	1,831	99,057	(138.1)
Core-Mark Holding Co., Inc.	610	22,174	(30.9)
Costco Wholesale Corp.	76	18,660	(26.0)
Diamond Offshore Drilling, Inc.	1,890	18,352	(25.6)
Dow, Inc.	433	24,564	(34.3)
Dril-Quip, Inc.	1,629	70,959	(98.9)
Dropbox, Inc., Class A	2,276	55,489	(77.4)
El Paso Electric Co.	381	23,283	(32.5)
Eli Lilly & Co.	1,239	145,013	(202.2)
Etsy, Inc.	997	67,337	(93.9)
First Republic Bank	17,175	1,814,023	(2,529.5)
Fiserv, Inc.	308	26,870	(37.5)
Fitbit, Inc., Series A	4,218	22,271	(31.1)
Forward Air Corp.	940	59,521	(83.0)
Fox Corp., Class A	913	35,598	(49.6)
Fox Factory Holding Corp.	319	24,754	(34.5)
frontdoor, Inc.	558	19,664	(27.4)
Genomic Health, Inc.	1,142	73,465	(102.4)
Grand Canyon Education, Inc.	886	102,679	(143.2)
HD Supply Holdings, Inc.	1,532	69,997	(97.6)
HMS Holdings Corp.	1,533	46,649	(65.0)
Horizon Pharma PLC	798	20,373	(28.4)
Hub Group, Inc., Class A	1,439	59,819	(83.4)
HubSpot, Inc.	224	41,326	(57.6)
IAC/InterActiveCorp	1,152	259,016	(361.2)
IDEX Corp.	31	4,856	(6.8)
Instructure, Inc.	488	21,023	(29.3)
Integer Holdings Corp.	675	46,636	(65.0)
Integra LifeSciences Holdings Corp.	1,297	67,690	(94.4)
Iridium Communications, Inc.	2,945	80,870	(112.8)

	Shares	Value	% of Basket Value

United States (continued)
Jabil, Inc.	2,569	$77,609	(108.2)%
Jones Lang LaSalle, Inc.	178	27,513	(38.4)
Kaiser Aluminum Corp.	178	17,515	(24.4)
Kellogg Co.	939	56,622	(79.0)
Kilroy Realty Corp.	744	57,221	(79.8)
Kinder Morgan, Inc.	998	19,830	(27.7)
Kohl’s Corp.	783	55,671	(77.6)
L Brands, Inc.	290	7,436	(10.4)
Lamb Weston Holdings, Inc.	788	55,199	(77.0)
Lennox International, Inc.	140	38,003	(53.0)
Live Nation Entertainment, Inc.	1,866	121,924	(170.0)
Macquarie Infrastructure Corp.	1,651	66,882	(93.3)
Madison Square Garden Co., Class A	66	20,621	(28.8)
Marsh & McLennan Cos., Inc.	783	73,829	(102.9)
Match Group, Inc.	427	25,791	(36.0)
McKesson Corp.	793	94,565	(131.9)
MEDIA GEN, Inc. CVR	3,231	—	0.0
Meritor, Inc.	4,637	112,494	(156.9)
MKS Instruments, Inc.	261	23,754	(33.1)
MSA Safety, Inc.	256	28,137	(39.2)
National Beverage Corp.	397	22,232	(31.0)
National Instruments Corp.	692	32,593	(45.4)
NetApp, Inc.	709	51,651	(72.0)
Neurocrine Biosciences, Inc.	1,228	88,711	(123.7)
New Relic, Inc.	219	23,048	(32.1)
Newell Brands, Inc.	7,876	113,257	(157.9)
Nu Skin Enterprises, Inc., Class A	1,832	93,194	(130.0)
Outfront Media, Inc.	1,569	37,389	(52.1)
PACCAR, Inc.	195	13,976	(19.5)
Patterson Cos., Inc.	886	19,350	(27.0)
Paylocity Holding Corp.	510	49,241	(68.7)
Penn National Gaming, Inc.	3,719	80,591	(112.4)
Penske Automotive Group, Inc.	260	11,939	(16.6)
PepsiCo, Inc.	174	22,281	(31.1)
Performance Food Group Co.	719	29,443	(41.1)
Phillips 66	379	35,728	(49.8)
Physicians Realty Trust	1,479	26,711	(37.2)
Plantronics, Inc.	459	23,629	(32.9)
Qorvo, Inc.	753	56,934	(79.4)
QTS Realty Trust, Inc., Class A	543	24,625	(34.3)
Qurate Retail, Inc.	2,235	38,107	(53.1)
Regal-Beloit Corp.	861	73,254	(102.1)
Regeneron Pharmaceuticals, Inc.	143	49,069	(68.4)
RingCentral, Inc., Class A	552	64,236	(89.6)
RLJ Lodging Trust	5,508	101,402	(141.4)
RPC, Inc.	2,192	22,556	(31.5)
Ryman Hospitality Properties, Inc.	862	68,615	(95.7)
Saia, Inc.	1,331	85,703	(119.5)
Sally Beauty Holdings, Inc.	173	3,062	(4.3)

26

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Sanmina Corp.	2,487	$84,359	(117.6)%
Santander Consumer USA Holdings, Inc.	3,860	82,411	(114.9)
Scientific Games Corp., Class A	1,622	37,517	(52.3)
SITE Centers Corp.	4,738	62,731	(87.5)
Skyworks Solutions, Inc.	1,438	126,803	(176.8)
SL Green Realty Corp.	1,563	138,075	(192.5)
SolarWinds Corp.	1,946	38,044	(53.0)
Southwest Airlines Co.	465	25,217	(35.2)
Spectrum Brands Holdings, Inc.	400	24,628	(34.3)
Spirit Airlines, Inc.	608	33,063	(46.1)
Sprint Corp.	7,627	42,559	(59.3)
Square, Inc., Class A	1,785	129,984	(181.3)
Steelcase, Inc., Class A	1,610	27,837	(38.8)
STERIS PLC	330	43,223	(60.3)
Supernus Pharmaceuticals, Inc.	1,398	51,349	(71.6)
Tableau Software, Inc., Class A	233	28,382	(39.6)
TEGNA, Inc.	1,654	26,332	(36.7)
Tenneco, Inc., Class A	3,966	86,935	(121.2)
Teradata Corp.	487	22,144	(30.9)
Tiffany & Co.	248	26,739	(37.3)
TJX Cos., Inc.	1,176	64,539	(90.0)
Toll Brothers, Inc.	900	34,290	(47.8)
TopBuild Corp.	1,000	71,230	(99.3)
Tractor Supply Co.	229	23,702	(33.1)
TreeHouse Foods, Inc.	353	23,644	(33.0)
Universal Insurance Holdings, Inc.	1,213	36,135	(50.4)
Veeva Systems, Inc., Class A	327	45,737	(63.8)
Verint Systems, Inc.	456	27,538	(38.4)
Vishay Intertechnology, Inc.	9,283	183,896	(256.4)
Voya Financial, Inc.	436	23,932	(33.4)
W.W. Grainger, Inc.	249	70,218	(97.9)
Wabash National Corp.	576	8,686	(12.1)
Watts Water Technologies, Inc., Class A	491	42,025	(58.6)
Webster Financial Corp.	2,462	130,806	(182.4)
WESCO International, Inc.	291	16,657	(23.2)
Westrock Co.	2,280	87,506	(122.0)
Whirlpool Corp.	155	21,517	(30.0)
Wolverine World Wide, Inc.	642	23,632	(33.0)
WSFS Financial Corp.	3,321	143,401	(200.0)
Wyndham Destinations, Inc.	1,365	59,459	(82.9)
Zillow Group, Inc., Class C	619	20,675	(28.8)
Zions Bancorp. NA	18,023	889,075	(1,239.8)

		11,908,598

Total Reference Entity — Long		12,208,092

Reference Entity — Short

Bermuda
Axis Capital Holdings Ltd.	(698)	(39,681)	55.4

	Shares	Value	% of Basket Value

Bermuda (continued)
RenaissanceRe Holdings Ltd.	(422)	$(65,562)	91.4%

		(105,243)

Canada
Canada Goose Holdings, Inc.	(1,503)	(80,245)	111.9

Ireland
AerCap Holdings NV	(1,319)	(65,475)	91.3

Israel
SolarEdge Technologies, Inc.	(838)	(37,123)	51.8

Luxembourg
Intelsat SA	(13,465)	(272,532)	380.0

Netherlands
Cimpress NV	(526)	(47,550)	66.3
Core Laboratories NV	(215)	(13,629)	19.0

		(61,179)

Peru
Credicorp Ltd.	(202)	(47,854)	66.7

Sweden
Autoliv, Inc.	(1,282)	(100,624)	140.3

United Kingdom
Cardtronics PLC, Class A	(389)	(13,911)	19.4
CNH Industrial NV	(3,753)	(40,908)	57.0
Fiat Chrysler Automobiles NV	(4,746)	(73,136)	102.0
Liberty Global PLC, Class A	(8,729)	(235,770)	328.8
nVent Electric PLC	(1,283)	(35,860)	50.0
Pentair PLC	(680)	(26,513)	37.0
Tronox Holdings PLC, Class A	(9,140)	(129,239)	180.2

		(555,337)

United States
8x8, Inc.	(535)	(12,797)	17.8
Abbott Laboratories	(741)	(58,954)	82.2
Abercrombie & Fitch Co., Class A	(2,786)	(83,274)	116.1
ABM Industries, Inc.	(1,090)	(41,387)	57.7
Adtalem Global Education, Inc.	(2,063)	(101,747)	141.9
AECOM	(1,148)	(38,917)	54.3
AGNC Investment Corp.	(1,586)	(28,215)	39.3
Alarm.com Holdings, Inc.	(381)	(27,005)	37.7
Allegiant Travel Co.	(656)	(96,353)	134.4
Alteryx, Inc., Class A	(1,082)	(95,908)	133.7
American Woodmark Corp.	(604)	(54,318)	75.7
Americold Realty Trust	(8,778)	(280,984)	391.8
Ameris Bancorp	(3,300)	(120,318)	167.8
AMN Healthcare Services, Inc.	(492)	(25,613)	35.7
ANGI Homeservices, Inc., Class A	(4,420)	(76,820)	107.1
Appian Corp.	(2,784)	(100,475)	140.1
Arch Coal, Inc., Class A	(198)	(19,202)	26.8
Arconic, Inc.	(3,093)	(66,438)	92.6

27

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Avanos Medical, Inc.	(435)	$(18,248)	25.4%
Avnet, Inc.	(1,558)	(75,734)	105.6
Axalta Coating Systems Ltd.	(772)	(20,829)	29.0
Bandwidth, Inc., Class A	(286)	(21,570)	30.1
BJ’s Wholesale Club Holdings, Inc.	(356)	(10,093)	14.1
Boston Scientific Corp.	(1,402)	(52,042)	72.6
Cadence BanCorp	(4,440)	(101,010)	140.9
Caesars Entertainment Corp.	(17,655)	(165,251)	230.4
Calavo Growers, Inc.	(1,939)	(185,776)	259.1
Cambrex Corp.	(609)	(26,199)	36.5
Cantel Medical Corp.	(363)	(25,025)	34.9
CarMax, Inc.	(342)	(26,628)	37.1
Carter’s, Inc.	(201)	(21,288)	29.7
Carvana Co.	(714)	(51,094)	71.2
Cboe Global Markets, Inc.	(662)	(67,266)	93.8
CDK Global, Inc.	(380)	(22,922)	32.0
Centennial Resource Development, Inc., Class A	(3,163)	(33,306)	46.4
CenterState Bank Corp.	(3,528)	(87,071)	121.4
Cerner Corp.	(608)	(40,402)	56.3
CF Industries Holdings, Inc.	(934)	(41,825)	58.3
Chemours Co.	(1,555)	(55,996)	78.1
Coherent, Inc.	(187)	(27,678)	38.6
Commerce Bancshares, Inc.	(411)	(24,837)	34.6
Compass Minerals International, Inc.	(501)	(28,752)	40.1
Coupa Software, Inc.	(257)	(26,556)	37.0
Danaher Corp.	(471)	(62,379)	87.0
Dave & Buster’s Entertainment, Inc.	(2,844)	(161,653)	225.4
Devon Energy Corp.	(805)	(25,873)	36.1
DISH Network Corp., Class A	(6,926)	(243,241)	339.2
Domtar Corp.	(2,231)	(109,096)	152.1
Douglas Emmett, Inc.	(635)	(26,156)	36.5
DowDuPont, Inc.	(1,146)	(44,064)	61.4
Eagle Materials, Inc.	(925)	(84,092)	117.3
Encompass Health Corp.	(432)	(27,842)	38.8
Euronet Worldwide, Inc.	(129)	(19,336)	27.0
Eversource Energy	(207)	(14,834)	20.7
Evo Payments, Inc., Class A	(769)	(22,847)	31.9
First Citizens BancShares, Inc., Class A	(51)	(22,861)	31.9
Flagstar Bancorp, Inc.	(708)	(25,311)	35.3
Floor & Decor Holdings, Inc., Class A	(764)	(36,687)	51.2
Flowserve Corp.	(613)	(30,055)	41.9
Fluor Corp.	(2,748)	(109,178)	152.2
General Electric Co.	(2,291)	(23,299)	32.5
Gentex Corp.	(976)	(22,477)	31.3
Glaukos Corp.	(229)	(16,518)	23.0
Global Net Lease, Inc.	(3,024)	(57,668)	80.4
Goldman Sachs Group, Inc.	(149)	(30,682)	42.8

	Shares	Value	% of Basket Value

United States (continued)
Graco, Inc.	(808)	$(41,410)	57.7%
GrafTech International Ltd.	(3,367)	(38,552)	53.8
Greenbrier Cos., Inc.	(734)	(26,079)	36.4
Guidewire Software, Inc.	(668)	(71,142)	99.2
Hancock Whitney Corp.	(2,050)	(89,667)	125.0
Harley-Davidson, Inc.	(542)	(20,179)	28.1
Hasbro, Inc.	(570)	(58,060)	81.0
Hill-Rom Holdings, Inc.	(279)	(28,296)	39.5
HollyFrontier Corp.	(1,366)	(65,199)	90.9
International Flavors & Fragrances, Inc.	(974)	(134,207)	187.1
Jagged Peak Energy, Inc.	(5,436)	(57,459)	80.1
JBG SMITH Properties	(3,373)	(143,521)	200.1
John Wiley & Sons, Inc., Class A	(1,061)	(48,997)	68.3
Keane Group, Inc.	(6,614)	(69,381)	96.7
KLA-Tencor Corp.	(2,443)	(311,434)	434.3
Kraft Heinz Co.	(4)	(133)	0.2
La-Z-Boy, Inc.	(313)	(10,266)	14.3
LegacyTexas Financial Group, Inc.	(788)	(31,583)	44.0
LendingClub Corp.	(6,319)	(20,094)	28.0
LHC Group, Inc.	(185)	(20,555)	28.7
Liberty Broadband Corp., Class A	(536)	(52,737)	73.5
Liberty Media Corp-Liberty Formula One	(660)	(25,615)	35.7
Littelfuse, Inc.	(89)	(17,893)	25.0
Magnolia Oil & Gas Corp.	(2,158)	(28,442)	39.7
Manhattan Associates, Inc.	(298)	(20,100)	28.0
Marriott Vacations Worldwide Corp.	(348)	(36,759)	51.3
Marvell Technology Group Ltd.	(6,103)	(152,697)	212.9
Masco Corp.	(1,363)	(53,239)	74.2
Maxim Integrated Products, Inc.	(397)	(23,820)	33.2
MaxLinear, Inc., Class A	(1,992)	(53,605)	74.8
McDermott International, Inc.	(30,416)	(246,065)	343.1
Medpace Holdings, Inc.	(874)	(49,093)	68.5
MGIC Investment Corp.	(36,414)	(533,101)	743.4
MGM Resorts International	(1,478)	(39,359)	54.9
MicroStrategy, Inc., Class A	(418)	(62,575)	87.3
MongoDB, Inc.	(260)	(36,639)	51.1
MSC Industrial Direct Co., Inc., Class A	(276)	(23,087)	32.2
MyoKardia, Inc.	(1,272)	(61,031)	85.1
Netflix, Inc.	(54)	(20,009)	27.9
NETGEAR, Inc.	(1,539)	(47,755)	66.6
Netscout Systems, Inc.	(165)	(4,851)	6.8
Nevro Corp.	(3,240)	(199,940)	278.8
New Residential Investment Corp.	(1,604)	(26,963)	37.6
NewMarket Corp.	(108)	(45,315)	63.2
NMI Holdings, Inc., Class A	(718)	(20,161)	28.1
Nordson Corp.	(657)	(95,889)	133.7

28

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Nucor Corp.	(592)	$(33,785)	47.1%
Office Depot, Inc.	(1,655)	(3,972)	5.5
Omega Healthcare Investors, Inc.	(499)	(17,660)	24.6
Ormat Technologies, Inc.	(1,007)	(58,769)	82.0
Owens Corning	(400)	(20,508)	28.6
Pacific Premier Bancorp, Inc.	(2,531)	(73,576)	102.6
Patterson-UTI Energy, Inc.	(1,629)	(22,138)	30.9
PBF Energy, Inc., Class A	(647)	(21,726)	30.3
Pitney Bowes, Inc.	(6,644)	(47,239)	65.9
Pivotal Software, Inc., Class A	(2,248)	(48,782)	68.0
Pluralsight, Inc., Class A	(868)	(30,805)	43.0
Polaris Industries, Inc.	(1,704)	(164,266)	229.1
Post Holdings, Inc.	(276)	(31,127)	43.4
Potlatch Corp.	(841)	(32,513)	45.3
Principal Financial Group, Inc.	(3,054)	(174,567)	243.4
Progress Software Corp.	(1,030)	(46,978)	65.5
Radian Group, Inc.	(2,164)	(50,681)	70.7
Retail Opportunity Investments Corp.	(1,965)	(34,486)	48.1
Ross Stores, Inc.	(300)	(29,298)	40.9
Sabra Health Care REIT, Inc.	(2,331)	(45,594)	63.6
SailPoint Technologies Holding, Inc.	(878)	(24,812)	34.6
Sensient Technologies Corp.	(427)	(29,941)	41.8
Signature Bank	(94)	(12,415)	17.3
Six Flags Entertainment Corp.	(403)	(21,395)	29.8
SLM Corp.	(72,438)	(735,970)	1,026.3
Snap, Inc., Class A	(2,210)	(24,619)	34.3
South Jersey Industries, Inc.	(743)	(23,865)	33.3
SRC Energy, Inc.	(4,131)	(25,406)	35.4
SS&C Technologies Holdings, Inc.	(346)	(23,410)	32.6
STAAR Surgical Co.	(1,147)	(37,255)	52.0
Stifel Financial Corp.	(4,495)	(268,217)	374.0
Stitch Fix, Inc., Class A	(1,062)	(28,302)	39.5
Tandem Diabetes Care, Inc.	(298)	(18,300)	25.5
Teleflex, Inc.	(147)	(42,068)	58.7
Texas Instruments, Inc.	(275)	(32,403)	45.2
Thermo Fisher Scientific, Inc.	(127)	(35,236)	49.1
TransUnion	(368)	(25,631)	35.7
Trimble Inc.	(472)	(19,267)	26.9
Two Harbors Investment Corp.	(2,445)	(33,888)	47.3
Union Bankshares Corp.	(1,001)	(36,536)	50.9
United Parcel Service, Inc., Class B	(274)	(29,104)	40.6
Varonis Systems, Inc.	(414)	(29,456)	41.1
Viavi Solutions, Inc.	(1,857)	(24,698)	34.4
VICI Properties, Inc.	(37,962)	(865,534)	1,206.9
Waters Corp.	(172)	(36,729)	51.2
Weight Watchers International, Inc.	(2,174)	(44,393)	61.9

	Shares	Value	% of Basket Value

United States (continued)
Welbilt, Inc.	(185)	$(3,114)	4.3%
Western Digital Corp.	(676)	(34,557)	48.2
Williams Cos., Inc.	(932)	(26,404)	36.8
World Fuel Services Corp.	(622)	(19,189)	26.8
Wynn Resorts Ltd.	(551)	(79,592)	111.0
Xerox Corp.	(2,041)	(68,088)	94.9
Yext, Inc.	(2,583)	(56,594)	78.9
Zayo Group Holdings, Inc.	(114)	(3,567)	5.0
Zoetis, Inc.	(314)	(31,978)	44.6
Zogenix, Inc.	(647)	(25,227)	35.2
Zuora, Inc., Class A	(1,056)	(23,338)	32.5

		(10,954,194)

Total Reference Entity — Short		(12,279,806)

Net Value of Reference Entity — Bank of America, N.A.		$(71,714)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2019 expiration dates 04/05/19 — 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Argentina
Despegar.com Corp.	12,410	$181,062	(60.2)%
Globant SA	953	80,042	(26.6)

		261,104

Australia
Atlassian Corp. PLC, Class A	900	99,135	(32.9)

Bermuda
Assured Guaranty Ltd.	2,581	123,114	(40.9)
Golar LNG Ltd.	18,384	359,223	(119.4)

		482,337

Brazil
Cosan Ltd., Class A	25,070	306,355	(101.8)
Pagseguro Digital Ltd., Class A	1,299	33,852	(11.2)

		340,207

Canada
Lululemon Athletica, Inc.	941	165,945	(55.1)

29

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Ireland
Allegion PLC	3,212	$318,727	(105.9)%
ICON PLC	1,186	161,984	(53.8)
Medtronic PLC	3,819	339,165	(112.7)

		819,876

Israel
Tower Semiconductor Ltd.	2,787	50,083	(16.6)

Italy
Ferrari NV	3,273	445,226	(147.9)

Luxembourg
Orion Engineered Carbons SA	1,850	37,500	(12.5)

Monaco
GasLog Ltd.	1,967	30,744	(10.2)

Netherlands
Aegon NV	112,856	586,851	(195.0)
InterXion Holding NV	5,004	346,227	(115.0)
NXP Semiconductors NV	3,107	328,161	(109.0)

		1,261,239

Switzerland
Logitech International SA	1,800	69,696	(23.2)
TE Connectivity Ltd.	5,201	497,476	(165.3)
UBS Group AG	8,088	108,703	(36.1)

		675,875

United Kingdom
Aon PLC	587	105,742	(35.1)
Ferroglobe PLC	8,248	17,733	(5.9)
Janus Henderson Group PLC	18,369	460,511	(153.0)
Linde PLC	5,515	994,134	(330.3)
Nomad Foods Ltd.	7,964	165,651	(55.1)
Seadrill Ltd.	12,704	103,284	(34.3)
Venator Materials PLC	8,838	53,558	(17.8)

		1,900,613

United States
2U, Inc.	652	39,446	(13.1)
AAR Corp.	1,215	41,031	(13.6)
ABIOMED, Inc.	420	116,512	(38.7)
ACCO Brands Corp.	21,558	197,040	(65.5)
Activision Blizzard, Inc.	743	35,820	(11.9)
ADT, Inc.	43,991	289,901	(96.3)
Advance Auto Parts, Inc.	3,186	529,896	(176.1)
Advanced Micro Devices, Inc.	4,364	120,577	(40.1)
Affiliated Managers Group, Inc.	1,033	114,580	(38.1)
Agree Realty Corp.	1,941	127,077	(42.2)
Air Transport Services Group, Inc.	1,095	25,765	(8.6)
Alaska Air Group, Inc.	8,966	554,995	(184.4)
Albemarle Corp.	3,098	232,536	(77.3)
Alcoa Corp.	3,494	93,220	(31.0)
Alnylam Pharmaceuticals, Inc.	456	40,739	(13.5)

	Shares	Value	% of Basket Value

United States (continued)
AMC Entertainment Holdings, Inc., Class A	5,672	$85,988	(28.6)%
AMC Networks, Inc., Class A	15,678	915,752	(304.2)
Amdocs Ltd.	9,589	528,162	(175.5)
Ameren Corp.	10,065	732,430	(243.3)
American Axle & Manufacturing Holdings, Inc.	11,927	175,923	(58.4)
American Campus Communities, Inc.	16,848	795,226	(264.2)
American Express Co.	1,274	149,351	(49.6)
American Water Works Co., Inc.	17,103	1,850,374	(614.8)
Ameriprise Financial, Inc.	4,997	733,410	(243.7)
AMETEK, Inc.	4,810	424,098	(140.9)
Amkor Technology, Inc.	2,995	27,135	(9.0)
Amphenol Corp., Class A	4,824	480,277	(159.6)
Anixter International, Inc.	337	21,187	(7.0)
AO Smith Corp.	1,279	67,237	(22.3)
Apergy Corp.	6,437	255,485	(84.9)
AptarGroup, Inc.	1,209	134,489	(44.7)
Arista Networks, Inc.	1,818	567,743	(188.6)
Artisan Partners Asset Management, Inc., Class A	2,101	59,542	(19.8)
Ashland Global Holdings, Inc.	22,502	1,812,086	(602.0)
Aspen Technology, Inc.	3,468	422,784	(140.5)
Assurant, Inc.	2,841	269,895	(89.7)
Atlas Air Worldwide Holdings, Inc.	1,463	70,648	(23.5)
B&G Foods, Inc.	13,963	363,038	(120.6)
Ball Corp.	10,653	638,541	(212.1)
Bank of Hawaii Corp.	8,733	719,425	(239.0)
Bank OZK	28,257	922,591	(306.5)
Barnes Group, Inc.	3,658	203,458	(67.6)
Baxter International, Inc.	15,356	1,171,663	(389.3)
BB&T Corp.	35,556	1,820,467	(604.8)
Beacon Roofing Supply, Inc.	2,139	80,555	(26.8)
Belden, Inc.	1,282	71,215	(23.7)
Bio-Techne Corp.	401	82,041	(27.3)
BioMarin Pharmaceutical, Inc.	5,670	484,955	(161.1)
Black Knight, Inc.	6,312	356,123	(118.3)
Bloomin’ Brands, Inc.	14,895	297,751	(98.9)
BMC Stock Holdings, Inc.	7,802	160,565	(53.3)
Boise Cascade Co.	9,626	266,544	(88.6)
Booz Allen Hamilton Holding Corp.	4,035	239,235	(79.5)
Boston Beer Co., Inc., Class A	463	143,535	(47.7)
Brandywine Realty Trust	36,341	559,288	(185.8)
Brinker International, Inc.	3,465	148,198	(49.2)
Brown-Forman Corp., Class B	2,415	128,695	(42.8)
Cabot Corp.	12,792	580,501	(192.9)
Cabot Oil & Gas Corp.	12,251	317,178	(105.4)
Cal-Maine Foods, Inc.	5,066	208,263	(69.2)

30

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Carpenter Technology Corp.	11,198	$556,205	(184.8)%
Cars.com, Inc.	4,752	98,889	(32.9)
Casey’s General Stores, Inc.	300	39,705	(13.2)
CBS Corp., Class B	446	22,866	(7.6)
CDW Corp.	1,150	121,440	(40.3)
Celanese Corp.	16,324	1,761,196	(585.1)
Centene Corp.	20,129	1,037,851	(344.8)
Charles River Laboratories International, Inc.	3,105	436,159	(144.9)
Chart Industries, Inc.	2,118	186,956	(62.1)
Chegg, Inc.	9,396	334,967	(111.3)
Ciena Corp.	24,495	939,628	(312.2)
Cimarex Energy Co.	3,093	212,365	(70.6)
Cirrus Logic, Inc.	867	41,252	(13.7)
Citizens Financial Group, Inc.	37,571	1,360,070	(451.9)
Clearway Energy, Inc., Class C	7,744	122,897	(40.8)
Clorox Co.	2,172	346,934	(115.3)
Cloudera, Inc.	15,298	170,267	(56.6)
CME Group, Inc.	434	77,643	(25.8)
CNO Financial Group, Inc.	17,476	289,228	(96.1)
Cogent Communications Holdings, Inc.	15,542	858,385	(285.2)
Colfax Corp.	26,453	798,087	(265.2)
Colony Capital, Inc.	21,755	111,821	(37.2)
Columbia Sportswear Co.	5,577	557,533	(185.2)
Comerica, Inc.	6,399	502,897	(167.1)
Comfort Systems USA, Inc.	26,302	1,422,938	(472.8)
CommVault Systems, Inc.	9,621	506,065	(168.1)
ConocoPhillips	18,282	1,153,960	(383.4)
Consolidated Communications Holdings, Inc.	8,099	41,791	(13.9)
Core-Mark Holding Co., Inc.	3,591	130,533	(43.4)
CorePoint Lodging, Inc.	21,927	274,088	(91.1)
CoreSite Realty Corp.	2,902	317,508	(105.5)
Costco Wholesale Corp.	579	142,162	(47.2)
Crane Co.	1,755	149,263	(49.6)
Crocs, Inc.	19,755	550,177	(182.8)
Cullen/Frost Bankers, Inc.	1,447	147,145	(48.9)
Curtiss-Wright Corp.	2,613	297,725	(98.9)
Cypress Semiconductor Corp.	11,832	203,274	(67.5)
Darden Restaurants, Inc.	2,506	294,706	(97.9)
Dell Technologies, Inc., Class C	4,901	330,376	(109.8)
DexCom, Inc.	3,807	460,913	(153.1)
Diamond Offshore Drilling, Inc.	6,088	59,114	(19.6)
Digital Realty Trust, Inc.	4,588	540,053	(179.4)
Diodes, Inc.	5,751	209,451	(69.6)
Discover Financial Services	8,675	706,926	(234.9)
Dollar General Corp.	2,500	315,225	(104.7)
Dow, Inc.	11,863	672,988	(223.6)
Dril-Quip, Inc.	1,499	65,296	(21.7)
Dropbox, Inc., Class A	7,218	175,975	(58.5)
Dunkin’ Brands Group, Inc.	1,486	110,900	(36.8)
E*Trade Financial Corp.	1,164	58,968	(19.6)

	Shares	Value	% of Basket Value

United States (continued)
El Paso Electric Co.	12,001	$733,381	(243.7)%
Elanco Animal Health, Inc.	1,843	58,055	(19.3)
Element Solutions, Inc.	15,450	167,787	(55.7)
Energizer Holdings, Inc.	1,813	86,825	(28.8)
EOG Resources, Inc.	1,667	160,115	(53.2)
Equinix, Inc.	726	330,112	(109.7)
Estee Lauder Cos., Inc., Class A	252	43,296	(14.4)
Etsy, Inc.	2,014	136,026	(45.2)
Evolent Health, Inc., Class A	4,175	56,571	(18.8)
EW Scripps Co., Class A	4,195	95,604	(31.8)
Expeditors International of Washington, Inc.	1,286	102,134	(33.9)
Extended Stay America, Inc.	76,144	1,363,739	(453.1)
Extra Space Storage, Inc.	3,431	355,760	(118.2)
FactSet Research Systems, Inc.	949	261,801	(87.0)
Fair Isaac Corp.	458	128,126	(42.6)
Federated Investors, Inc., Class B	929	28,548	(9.5)
Fidelity National Information Services, Inc.	11,736	1,360,554	(452.0)
First Industrial Realty Trust, Inc.	34,672	1,222,881	(406.3)
FirstCash, Inc.	15,335	1,497,923	(497.7)
Fiserv, Inc.	6,020	525,185	(174.5)
Fitbit, Inc., Series A	12,736	67,246	(22.3)
Five Below, Inc.	1,637	239,640	(79.6)
Five9, Inc.	1,015	53,866	(17.9)
Flowers Foods, Inc.	4,376	95,134	(31.6)
Fortinet, Inc.	2,088	195,061	(64.8)
Forward Air Corp.	10,257	649,473	(215.8)
Fox Corp., Class A	12,698	495,095	(164.5)
Fox Factory Holding Corp.	1,934	150,078	(49.9)
FTI Consulting, Inc.	3,080	261,738	(87.0)
GATX Corp.	8,735	673,731	(223.8)
GCP Applied Technologies, Inc.	2,433	70,046	(23.3)
Generac Holdings, Inc.	3,415	187,791	(62.4)
Genomic Health, Inc.	5,268	338,890	(112.6)
GoDaddy, Inc., Class A	9,695	790,142	(262.5)
Grand Canyon Education, Inc.	990	114,731	(38.1)
Gray Television, Inc.	1,260	29,522	(9.8)
GrubHub, Inc.	4,837	323,063	(107.3)
Harris Corp.	1,980	333,630	(110.8)
HB Fuller Co.	15,981	782,590	(260.0)
HD Supply Holdings, Inc.	13,735	627,552	(208.5)
Healthcare Trust of America, Inc., Class A	10,949	301,973	(100.3)
Helmerich & Payne, Inc.	894	52,317	(17.4)
Herc Holdings, Inc.	3,746	180,407	(59.9)
Hilton Grand Vacations, Inc.	5,656	181,218	(60.2)
Hilton Worldwide Holdings, Inc.	1,952	169,804	(56.4)
HMS Holdings Corp.	5,898	179,476	(59.6)
Horizon Pharma PLC	837	21,369	(7.1)
HP, Inc.	18,720	373,464	(124.1)
Hub Group, Inc., Class A	12,208	507,487	(168.6)

31

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Hubbell, Inc.	642	$81,919	(27.2)%
HubSpot, Inc.	869	160,322	(53.3)
Hyatt Hotels Corp., Class A	2,275	174,561	(58.0)
Iberiabank Corp.	4,501	357,830	(118.9)
IDEX Corp.	11,619	1,820,233	(604.7)
Inogen, Inc.	1,558	136,013	(45.2)
Inphi Corp.	4,595	209,808	(69.7)
Insight Enterprises, Inc.	602	34,061	(11.3)
Insperity, Inc.	4,920	588,235	(195.4)
Instructure, Inc.	4,426	190,672	(63.3)
Insulet Corp.	4,807	414,604	(137.7)
Integer Holdings Corp.	6,043	417,511	(138.7)
Integra LifeSciences Holdings Corp.	4,108	214,397	(71.2)
Intercontinental Exchange, Inc.	18,394	1,496,352	(497.1)
Interpublic Group of Cos., Inc.	17,248	396,704	(131.8)
Intuit, Inc.	3,626	910,344	(302.4)
Invesco Mortgage Capital, Inc.	27,392	447,037	(148.5)
Iridium Communications, Inc.	12,856	353,026	(117.3)
Itron, Inc.	2,332	125,135	(41.6)
Jabil, Inc.	14,745	445,446	(148.0)
JB Hunt Transport Services, Inc.	1,537	145,216	(48.2)
Johnson & Johnson	8,398	1,185,798	(394.0)
Jones Lang LaSalle, Inc.	5,144	795,108	(264.2)
Kaiser Aluminum Corp.	5,721	562,946	(187.0)
KAR Auction Services, Inc.	3,676	207,620	(69.0)
Kellogg Co.	7,479	450,984	(149.8)
KeyCorp	58,537	1,027,324	(341.3)
Keysight Technologies, Inc.	9,189	799,719	(265.7)
Kilroy Realty Corp.	4,382	337,020	(112.0)
Kinder Morgan, Inc.	63,529	1,262,321	(419.4)
Kohl’s Corp.	3,505	249,206	(82.8)
Kosmos Energy Ltd.	11,414	76,360	(25.4)
Kroger Co.	1,096	28,255	(9.4)
L Brands, Inc.	2,140	54,870	(18.2)
Lam Research Corp.	8,881	1,842,186	(612.0)
Lamb Weston Holdings, Inc.	2,063	144,513	(48.0)
Landstar System, Inc.	1,210	131,842	(43.8)
Laredo Petroleum, Inc.	4,714	14,236	(4.7)
Lear Corp.	3,126	447,018	(148.5)
Leggett & Platt, Inc.	28,295	1,113,691	(370.0)
Lennox International, Inc.	1,619	439,478	(146.0)
Liberty Latin America Ltd., Class C	5,051	105,263	(35.0)
Life Storage, Inc.	3,474	331,037	(110.0)
Lions Gate Entertainment Corp., Class B	8,772	119,299	(39.6)
Lithia Motors, Inc., Class A	8,240	935,405	(310.8)
Live Nation Entertainment, Inc.	9,934	649,088	(215.7)
Lyft, Inc., Class A	9,348	559,010	(185.7)
M&T Bank Corp.	1,038	176,533	(58.6)
Macquarie Infrastructure Corp.	2,582	104,597	(34.7)
Macy’s, Inc.	11,997	282,409	(93.8)

	Shares	Value	% of Basket Value

United States (continued)
Mallinckrodt PLC	2,903	$44,880	(14.9)%
Marathon Oil Corp.	23,166	394,749	(131.1)
Marsh & McLennan Cos., Inc.	4,041	381,026	(126.6)
Masonite International Corp.	907	46,701	(15.5)
Match Group, Inc.	4,478	270,471	(89.9)
McKesson Corp.	5,711	681,037	(226.3)
Medidata Solutions, Inc.	1,315	118,797	(39.5)
Meritor, Inc.	12,256	297,331	(98.8)
MetLife, Inc.	40,406	1,863,929	(619.3)
Mimecast Ltd.	1,081	55,682	(18.5)
Moelis & Co., Class A	2,408	98,608	(32.8)
Monster Beverage Corp.	4,593	273,743	(90.9)
MSA Safety, Inc.	9,007	989,959	(328.9)
MSG Networks, Inc., Class A	10,232	235,643	(78.3)
Murphy USA, Inc.	8,813	753,247	(250.3)
National Beverage Corp.	932	52,192	(17.3)
National Instruments Corp.	23,596	1,111,372	(369.2)
NetApp, Inc.	8,634	628,987	(209.0)
Neurocrine Biosciences, Inc.	1,494	107,927	(35.9)
New Relic, Inc.	4,519	475,580	(158.0)
New York Times Co., Class A	4,225	140,059	(46.5)
Newell Brands, Inc.	34,734	499,475	(165.9)
Noble Energy, Inc.	8,670	234,610	(77.9)
Nordstrom, Inc.	20,830	854,447	(283.9)
Northrop Grumman Corp.	5,291	1,533,914	(509.6)
Norwegian Cruise Line Holdings Ltd.	1,164	65,638	(21.8)
Nu Skin Enterprises, Inc., Class A	8,682	441,653	(146.7)
O’Reilly Automotive, Inc.	485	183,606	(61.0)
Oceaneering International, Inc.	13,181	253,075	(84.1)
ON Semiconductor Corp.	4,673	107,759	(35.8)
ONE Gas, Inc.	10,897	964,602	(320.5)
Outfront Media, Inc.	17,274	411,639	(136.8)
PACCAR, Inc.	20,617	1,477,620	(490.9)
Packaging Corp. of America	2,821	279,730	(92.9)
Park Hotels & Resorts, Inc.	21,345	684,748	(227.5)
Pattern Energy Group, Inc., Class A	9,362	216,449	(71.9)
Patterson Cos., Inc.	7,947	173,562	(57.7)
Paychex, Inc.	20,093	1,694,041	(562.8)
Paylocity Holding Corp.	379	36,592	(12.2)
PayPal Holdings, Inc.	4,449	501,714	(166.7)
Penn National Gaming, Inc.	5,059	109,629	(36.4)
Penske Automotive Group, Inc.	5,225	239,932	(79.7)
PepsiCo, Inc.	14,295	1,830,475	(608.2)
Performance Food Group Co.	4,212	172,481	(57.3)
Phillips 66	11,663	1,099,471	(365.3)
Physicians Realty Trust	15,629	282,260	(93.8)
Piedmont Office Realty Trust, Inc., Class A	10,444	217,444	(72.2)
Pilgrim’s Pride Corp.	1,856	49,945	(16.6)
Plantronics, Inc.	1,405	72,329	(24.0)

32

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
PolyOne Corp.	4,714	$130,295	(43.3)%
Portland General Electric Co.	35,018	1,831,792	(608.6)
PRA Group, Inc.	8,394	236,039	(78.4)
Procter & Gamble Co.	221	23,532	(7.8)
Qorvo, Inc.	5,310	401,489	(133.4)
QTS Realty Trust, Inc., Class A	17,977	815,257	(270.9)
Quest Diagnostics, Inc.	4,283	412,796	(137.1)
Qurate Retail, Inc.	33,468	570,629	(189.6)
Raymond James Financial, Inc.	1,284	117,576	(39.1)
Regal-Beloit Corp.	6,764	575,481	(191.2)
Regeneron Pharmaceuticals, Inc.	1,814	622,456	(206.8)
Republic Services, Inc.	3,876	321,010	(106.7)
Revance Therapeutics, Inc.	3,088	40,885	(13.6)
Rexford Industrial Realty, Inc.	29,630	1,122,681	(373.0)
RingCentral, Inc., Class A	11,569	1,346,285	(447.3)
RLJ Lodging Trust	45,848	844,062	(280.4)
Royal Caribbean Cruises Ltd.	4,326	523,186	(173.8)
RPC, Inc.	6,866	70,651	(23.5)
Ryman Hospitality Properties, Inc.	6,626	527,430	(175.2)
Saia, Inc.	4,310	277,521	(92.2)
salesforce.com, Inc.	7,491	1,238,637	(411.5)
Sally Beauty Holdings, Inc.	3,692	65,348	(21.7)
Sanmina Corp.	17,131	581,084	(193.1)
Sarepta Therapeutics, Inc.	1,053	123,138	(40.9)
Schneider National, Inc., Class B	1,161	24,265	(8.1)
Scientific Games Corp., Class A	1,472	34,047	(11.3)
SEACOR Marine Holdings, Inc.	1	14	0.0
SeaWorld Entertainment, Inc.	2,670	71,075	(23.6)
Service Corp. International	42,125	1,752,821	(582.4)
ServiceNow, Inc.	3,709	1,007,031	(334.6)
Simpson Manufacturing Co., Inc.	1,052	66,991	(22.3)
Sirius XM Holdings, Inc.	9,599	55,770	(18.5)
SITE Centers Corp.	13,126	173,788	(57.7)
Skyworks Solutions, Inc.	1,065	93,912	(31.2)
Snap-on, Inc.	5,286	889,528	(295.5)
SolarWinds Corp.	6,155	120,330	(40.0)
Southern Co.	30,675	1,632,523	(542.4)
Southwest Airlines Co.	1,660	90,022	(29.9)
Spirit AeroSystems Holdings, Inc., Class A	2,169	188,486	(62.6)
Spirit Airlines, Inc.	7,914	430,363	(143.0)
Sprint Corp.	84,363	470,746	(156.4)
SPS Commerce, Inc.	622	64,526	(21.4)
Square, Inc., Class A	3,895	283,634	(94.2)
Stamps.com, Inc.	1,995	171,171	(56.9)
STERIS PLC	8,218	1,076,394	(357.6)
Sunstone Hotel Investors, Inc.	19,129	275,458	(91.5)
Supernus Pharmaceuticals, Inc.	2,650	97,335	(32.3)
Synovus Financial Corp.	13,784	508,078	(168.8)
Tableau Software, Inc., Class A	7,877	959,497	(318.8)
Take-Two Interactive Software, Inc.	2,246	217,480	(72.3)
Talend SA, ADR	1,173	58,157	(19.3)

	Shares	Value	% of Basket Value

United States (continued)
Talos Energy, Inc.	7,074	$210,098	(69.8)%
Taylor Morrison Home Corp., Class A	15,599	301,997	(100.3)
TEGNA, Inc.	3,843	61,181	(20.3)
Telephone & Data Systems, Inc.	3,257	103,833	(34.5)
Tempur Sealy International, Inc.	1,723	105,792	(35.1)
Tenneco, Inc., Class A	7,101	155,654	(51.7)
Teradata Corp.	6,446	293,100	(97.4)
Tetra Tech, Inc.	12,220	790,878	(262.8)
Texas Roadhouse, Inc.	8,783	474,370	(157.6)
TJX Cos., Inc.	31,836	1,747,160	(580.5)
Toll Brothers, Inc.	14,780	563,118	(187.1)
TopBuild Corp.	2,368	168,673	(56.0)
Tractor Supply Co.	7,175	742,612	(246.7)
TransDigm Group, Inc.	912	440,058	(146.2)
Travelers Cos., Inc.	12,961	1,863,144	(619.0)
TreeHouse Foods, Inc.	1,364	91,361	(30.4)
TriNet Group, Inc.	8,074	503,333	(167.2)
TTM Technologies, Inc.	9,054	119,875	(39.8)
Twilio, Inc., Class A	2,226	305,274	(101.4)
UDR, Inc.	35,723	1,605,749	(533.5)
UGI Corp.	33,932	1,849,633	(614.5)
Umpqua Holdings Corp.	73,738	1,280,092	(425.3)
United Rentals, Inc.	1,642	231,391	(76.9)
Universal Forest Products, Inc.	8,705	321,650	(106.9)
Unum Group	29,070	1,073,264	(356.6)
USANA Health Sciences, Inc.	2,404	200,638	(66.7)
Vail Resorts, Inc.	683	156,305	(51.9)
Verint Systems, Inc.	377	22,767	(7.6)
VF Corp.	1,125	106,211	(35.3)
Viacom, Inc., Class B	2,831	81,844	(27.2)
Virtu Financial, Inc., Class A	844	20,746	(6.9)
Vishay Intertechnology, Inc.	37,204	737,011	(244.9)
Voya Financial, Inc.	4,112	225,708	(75.0)
Vulcan Materials Co.	3,724	469,634	(156.0)
W.W. Grainger, Inc.	6,175	1,741,350	(578.5)
Wabash National Corp.	11,749	177,175	(58.9)
Wabtec Corp.	4,331	320,797	(106.6)
Washington Real Estate Investment Trust	6,011	169,751	(56.4)
Waste Connections, Inc.	14,587	1,353,236	(449.6)
Watsco, Inc.	1,491	236,279	(78.5)
Watts Water Technologies, Inc., Class A	20,782	1,778,731	(591.0)
Webster Financial Corp.	14,148	751,683	(249.7)
Weingarten Realty Investors	7,329	212,101	(70.5)
Wells Fargo & Co.	7,773	376,291	(125.0)
Werner Enterprises, Inc.	15,975	535,162	(177.8)
WESCO International, Inc.	10,187	583,104	(193.7)
Western Alliance Bancorp	14,791	706,714	(234.8)
Westlake Chemical Corp.	286	19,949	(6.6)

33

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Westrock Co.	26,995	$1,036,068	(344.2)%
Whirlpool Corp.	10,011	1,389,727	(461.7)
Williams-Sonoma, Inc.	1,052	60,143	(20.0)
Wolverine World Wide, Inc.	12,643	465,389	(154.6)
WR Grace & Co.	9,133	690,272	(229.3)
WSFS Financial Corp.	33,157	1,431,719	(475.7)
Wyndham Destinations, Inc.	5,495	239,362	(79.5)
Xilinx, Inc.	2,771	332,908	(110.6)
Zillow Group, Inc., Class C	2,127	71,042	(23.6)
Zions Bancorp. NA	1,449	71,479	(23.7)
Zynga, Inc., Class A	30,024	169,936	(56.5)

		163,826,446

Total Reference Entity — Long		170,396,330

Reference Entity — Short

Argentina
MercadoLibre, Inc.	(394)	(190,751)	63.4

Bermuda
Axis Capital Holdings Ltd.	(7,843)	(445,875)	148.2
Everest Re Group Ltd.	(703)	(165,556)	55.0
RenaissanceRe Holdings Ltd.	(3,573)	(555,101)	184.4

		(1,166,532)

Canada
Canada Goose Holdings, Inc.	(3,263)	(174,212)	57.9

Ireland
Accenture PLC, Class A Class A	(4,234)	(773,425)	257.0
AerCap Holdings NV	(984)	(48,846)	16.2

		(822,271)

Netherlands
Cimpress NV	(5,652)	(510,941)	169.8
Core Laboratories NV	(2,755)	(174,639)	58.0

		(685,580)

Peru
Credicorp Ltd.	(1,265)	(299,678)	99.6
Southern Copper Corp.	(2,699)	(103,696)	34.4

		(403,374)

Russia
Yandex NV	(2,196)	(82,196)	27.3

Switzerland
Garmin, Ltd.	(12,788)	(1,096,443)	364.3
Luxoft Holding, Inc.	(5,222)	(305,069)	101.3

		(1,401,512)

United Kingdom
Capri Holdings, Ltd.	(3,289)	(144,979)	48.2
Cardtronics PLC, Class A	(557)	(19,918)	6.6
CNH Industrial NV	(6,649)	(72,474)	24.1

	Shares	Value	% of Basket Value

United Kingdom (continued)
Coca-Cola European Partners PLC	(13,928)	$(746,402)	248.0%
Fiat Chrysler Automobiles NV	(45,024)	(693,820)	230.5
Pentair PLC	(974)	(37,976)	12.6
Tronox Holdings PLC, Class A	(31,430)	(444,420)	147.6

		(2,159,989)

United States
8x8, Inc.	(37,979)	(908,458)	301.8
AAON, Inc.	(1,842)	(92,487)	30.7
Abbott Laboratories	(10,935)	(869,989)	289.0
Abercrombie & Fitch Co., Class A	(9,080)	(271,401)	90.2
ABM Industries, Inc.	(20,229)	(768,095)	255.2
Adient PLC	(1,033)	(23,862)	7.9
Adtalem Global Education, Inc.	(5,653)	(278,806)	92.6
Aerie Pharmaceuticals, Inc.	(1,260)	(48,069)	16.0
Aflac, Inc.	(6,999)	(352,610)	117.2
AGNC Investment Corp.	(16,206)	(288,305)	95.8
Air Lease Corp.	(14,337)	(552,835)	183.7
Air Products & Chemicals, Inc.	(3,639)	(748,870)	248.8
Alarm.com Holdings, Inc.	(6,262)	(443,851)	147.5
Alexandria Real Estate Equities, Inc.	(3,866)	(550,480)	182.9
Allegiant Travel Co.	(1,480)	(217,382)	72.2
Alliance Data Systems Corp.	(174)	(27,857)	9.3
Alliant Energy Corp.	(6,933)	(327,446)	108.8
Alphabet, Inc., Class A Class A	(810)	(971,158)	322.7
Altair Engineering, Inc., Class A	(6,414)	(252,968)	84.0
Alteryx, Inc., Class A	(2,036)	(180,471)	60.0
Altra Industrial Motion Corp.	(2,136)	(80,079)	26.6
AMERCO	(1,943)	(725,069)	240.9
American Eagle Outfitters, Inc.	(1,892)	(44,992)	15.0
American Electric Power Co., Inc.	(17,164)	(1,468,380)	487.9
American Equity Investment Life Holding Co.	(2,159)	(63,496)	21.1
American International Group, Inc.	(841)	(40,006)	13.3
American States Water Co.	(5,890)	(419,191)	139.3
American Woodmark Corp.	(2,646)	(237,955)	79.1
Ameris Bancorp	(716)	(26,105)	8.7
AMN Healthcare Services, Inc.	(364)	(18,950)	6.3
Apartment Investment & Management Co., Class A	(2,023)	(99,855)	33.2
Apollo Commercial Real Estate Finance, Inc.	(4,806)	(90,064)	29.9
Appfolio, Inc., Class A	(2,158)	(209,563)	69.6
Appian Corp.	(2,137)	(77,124)	25.6
Arconic, Inc.	(41,097)	(882,764)	293.3
Armstrong World Industries, Inc.	(5,169)	(447,997)	148.8
Arrow Electronics, Inc.	(14,568)	(1,231,142)	409.0
Asbury Automotive Group, Inc.	(1,020)	(81,784)	27.2
At Home Group, Inc.	(5,310)	(124,732)	41.4
AT&T, Inc.	(3,765)	(116,564)	38.7

34

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Autodesk, Inc.	(486)	$(86,610)	28.8%
Automatic Data Processing, Inc.	(321)	(52,769)	17.5
Avalara, Inc.	(1,482)	(87,245)	29.0
Avangrid, Inc.	(1,071)	(54,846)	18.2
Avaya Holdings Corp.	(10,221)	(195,017)	64.8
Avnet, Inc.	(21,682)	(1,053,962)	350.2
AXA Equitable Holdings, Inc.	(1,303)	(29,565)	9.8
Axalta Coating Systems Ltd.	(4,215)	(113,721)	37.8
Bank of America Corp.	(7,303)	(223,326)	74.2
BankUnited, Inc.	(39,561)	(1,447,141)	480.8
Becton Dickinson & Co.	(1,065)	(256,388)	85.2
Berry Plastics Group, Inc.	(6,434)	(378,319)	125.7
Big Lots, Inc.	(2,710)	(100,704)	33.5
BJ’s Wholesale Club Holdings, Inc.	(2,477)	(70,223)	23.3
Blackbaud, Inc.	(3,736)	(296,227)	98.4
Blackline, Inc.	(608)	(31,057)	10.3
Blackstone Mortgage Trust, Inc., Class A	(888)	(31,604)	10.5
Booking Holdings, Inc.	(414)	(767,966)	255.1
BorgWarner, Inc.	(5,940)	(248,114)	82.4
Boston Scientific Corp.	(6,144)	(228,065)	75.8
Brady Corp., Class A Class A	(4,265)	(208,089)	69.1
Brighthouse Financial, Inc.	(13,508)	(564,499)	187.5
Brink’s Co.	(2,212)	(176,805)	58.7
Brooks Automation, Inc.	(1,693)	(63,504)	21.1
Brown & Brown, Inc.	(13,117)	(416,465)	138.4
Brunswick Corp.	(817)	(41,839)	13.9
Buckle, Inc.	(3,679)	(67,988)	22.6
BWX Technologies, Inc.	(11,525)	(588,928)	195.7
CACI International, Inc., Class A Class A	(1,170)	(228,080)	75.8
Cactus, Inc.	(4,009)	(145,527)	48.4
Cadence BanCorp	(13,485)	(306,784)	101.9
Calavo Growers, Inc.	(1,423)	(136,338)	45.3
California Resources Corp.	(3,022)	(63,704)	21.2
Callaway Golf Co.	(3,842)	(67,466)	22.4
Cambrex Corp.	(3,415)	(146,913)	48.8
Cantel Medical Corp.	(713)	(49,154)	16.3
CarMax, Inc.	(1,887)	(146,922)	48.8
Carter’s, Inc.	(1,002)	(106,122)	35.3
Carvana Co.	(5,083)	(363,739)	120.8
Casa Systems, Inc.	(5,462)	(52,381)	17.4
Cathay General Bancorp	(1,026)	(37,747)	12.5
Cboe Global Markets, Inc.	(4,783)	(486,001)	161.5
CDK Global, Inc.	(2,640)	(159,245)	52.9
Centennial Resource Development, Inc., Class A	(23,070)	(242,927)	80.7
CenterState Bank Corp.	(16,036)	(395,768)	131.5
Central Garden & Pet Co., Class A	(2,334)	(57,136)	19.0
Cerner Corp.	(11,936)	(793,147)	263.5
CF Industries Holdings, Inc.	(1,521)	(68,110)	22.6

	Shares	Value	% of Basket Value

United States (continued)
Charter Communications, Inc., Class A	(2,197)	$(815,504)	270.9%
Chemours Co.	(15,532)	(559,307)	185.8
Chevron Corp.	(4,281)	(513,977)	170.8
Children’s Place, Inc.	(4,190)	(472,716)	157.1
Choice Hotels International, Inc.	(17,528)	(1,455,525)	483.6
Cinemark Holdings, Inc.	(2,275)	(95,664)	31.8
Cintas Corp.	(1,133)	(246,020)	81.7
Cisco Systems, Inc.	(13,417)	(750,681)	249.4
Citrix Systems, Inc.	(6,089)	(614,745)	204.2
Cleveland-Cliffs, Inc.	(31,093)	(310,619)	103.2
CNX Resources Corp.	(6,190)	(55,462)	18.4
Cognex Corp.	(3,681)	(185,633)	61.7
Cognizant Technology Solutions Corp., Class A	(13,672)	(997,509)	331.4
Coherent, Inc.	(2,206)	(326,510)	108.5
Columbia Property Trust, Inc.	(2,404)	(54,595)	18.1
Commerce Bancshares, Inc.	(5,966)	(360,525)	119.8
Commercial Metals Co.	(4,742)	(81,989)	27.2
CommScope Holding Co., Inc.	(4,548)	(112,699)	37.4
Community Bank System, Inc.	(502)	(33,363)	11.1
Compass Minerals International, Inc.	(2,669)	(153,174)	50.9
Concho Resources, Inc.	(8,158)	(941,270)	312.7
Constellation Brands, Inc., Class A	(90)	(19,050)	6.3
Corcept Therapeutics, Inc.	(3,523)	(43,615)	14.5
CoreCivic, Inc.	(8,804)	(183,211)	60.9
CoreLogic, Inc.	(15,135)	(614,632)	204.2
Coty, Inc., Class A	(16,490)	(178,422)	59.3
Coupa Software, Inc.	(870)	(89,897)	29.9
Credit Acceptance Corp.	(46)	(22,826)	7.6
Crown Castle International Corp.	(5,919)	(744,492)	247.3
Crown Holdings, Inc.	(8,962)	(520,961)	173.1
CSX Corp.	(11,648)	(927,530)	308.2
CVB Financial Corp.	(10,517)	(228,219)	75.8
Danaher Corp.	(1,228)	(162,636)	54.0
Dave & Buster’s Entertainment, Inc.	(1,032)	(58,659)	19.5
DaVita, Inc.	(1,223)	(67,559)	22.4
Delta Air Lines, Inc.	(20,855)	(1,215,638)	403.9
Dentsply Sirona, Inc.	(12,049)	(616,065)	204.7
Devon Energy Corp.	(5,184)	(166,614)	55.4
Diamondback Energy, Inc.	(363)	(38,620)	12.8
Dick’s Sporting Goods, Inc.	(7,131)	(263,847)	87.7
Dine Brands Global, Inc.	(2,599)	(230,427)	76.6
Dominion Resources, Inc.	(7,500)	(584,025)	194.0
Donaldson Co., Inc.	(12,018)	(643,444)	213.8
Douglas Emmett, Inc.	(24,437)	(1,006,560)	334.4
DowDuPont, Inc.	(6,540)	(251,463)	83.5
Eagle Bancorp, Inc.	(12,310)	(680,251)	226.0
Eagle Materials, Inc.	(7,162)	(651,097)	216.3

35

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Eaton Vance Corp.	(3,634)	$(151,065)	50.2%
eBay, Inc.	(19,941)	(772,714)	256.7
Ebix, Inc.	(3,974)	(200,608)	66.7
EchoStar Corp.	(6,735)	(268,390)	89.2
Edwards Lifesciences Corp.	(1,725)	(303,721)	100.9
Eldorado Resorts, Inc.	(1,075)	(53,073)	17.6
Emerson Electric Co.	(4,444)	(315,480)	104.8
Encompass Health Corp.	(1,868)	(120,393)	40.0
Ensign Group, Inc.	(1,537)	(79,186)	26.3
EPR Properties	(3,566)	(281,215)	93.4
Equitrans Midstream Corp.	(1,928)	(40,160)	13.3
Equity Commonwealth	(7,229)	(229,882)	76.4
Euronet Worldwide, Inc.	(3,277)	(491,190)	163.2
Eversource Energy	(9,542)	(683,780)	227.2
Exelon Corp.	(28,808)	(1,467,768)	487.6
Exponent, Inc.	(5,331)	(301,841)	100.3
Facebook, Inc., Class A	(2,624)	(507,482)	168.6
Fastenal Co.	(18,959)	(1,337,557)	444.4
FedEx Corp.	(5,402)	(1,023,463)	340.0
Ferro Corp.	(1,988)	(35,526)	11.8
Fidelity National Financial, Inc.	(9,207)	(367,820)	122.2
First Horizon National Corp.	(3,903)	(58,896)	19.6
First Interstate BancSystem, Inc., Class A	(8,171)	(345,306)	114.7
First Solar, Inc.	(703)	(43,256)	14.4
Flagstar Bancorp, Inc.	(18,167)	(649,470)	215.8
FleetCor Technologies, Inc.	(368)	(96,030)	31.9
Floor & Decor Holdings, Inc., Class A	(13,245)	(636,025)	211.3
Flowserve Corp.	(8,074)	(395,868)	131.5
Fluor Corp.	(9,215)	(366,112)	121.6
FMC Corp.	(8,536)	(674,856)	224.2
ForeScout Technologies, Inc.	(5,606)	(235,676)	78.3
Fortune Brands Home & Security, Inc.	(2,234)	(117,911)	39.2
Franklin Resources, Inc.	(3,442)	(119,059)	39.6
Freeport-McMoRan, Inc.	(4,998)	(61,525)	20.4
Gardner Denver Holdings, Inc.	(12,183)	(411,176)	136.6
General Electric Co.	(30,222)	(307,358)	102.1
Gentex Corp.	(28,719)	(661,399)	219.7
Gentherm, Inc.	(501)	(21,222)	7.1
GEO Group, Inc.	(10,485)	(209,910)	69.7
Glaukos Corp.	(552)	(39,816)	13.2
Global Net Lease, Inc.	(5,995)	(114,325)	38.0
Graco, Inc.	(7,116)	(364,695)	121.2
GrafTech International Ltd.	(10,920)	(125,034)	41.5
Graham Holdings Co., Class B	(557)	(414,091)	137.6
Granite Construction, Inc.	(7,428)	(333,443)	110.8
Greenbrier Cos., Inc.	(2,993)	(106,341)	35.3
Groupon, Inc.	(116,264)	(409,249)	136.0
Guardant Health, Inc.	(618)	(40,485)	13.5
Guess?, Inc.	(5,195)	(105,822)	35.2
Guidewire Software, Inc.	(6,468)	(688,842)	228.9
Hain Celestial Group, Inc.	(2,293)	(50,033)	16.6

	Shares	Value	% of Basket Value

United States (continued)
Hamilton Lane, Inc., Class A	(5,827)	$(284,707)	94.6%
Hancock Whitney Corp.	(11,768)	(514,732)	171.0
Hanover Insurance Group, Inc.	(1,045)	(126,037)	41.9
Harley-Davidson, Inc.	(8,786)	(327,103)	108.7
Hasbro, Inc.	(6,902)	(703,038)	233.6
Hawaiian Electric Industries, Inc.	(4,471)	(185,457)	61.6
HCA Holdings, Inc.	(3,598)	(457,774)	152.1
Hecla Mining Co.	(9,427)	(19,797)	6.6
Herman Miller, Inc.	(5,048)	(195,963)	65.1
Hess Corp.	(5,055)	(324,127)	107.7
Highwoods Properties, Inc.	(8,433)	(375,943)	124.9
Hill-Rom Holdings, Inc.	(1,153)	(116,937)	38.9
HollyFrontier Corp.	(13,004)	(620,681)	206.2
Hospitality Properties Trust	(14,461)	(375,986)	124.9
Howard Hughes Corp.	(3,070)	(340,770)	113.2
Illinois Tool Works, Inc.	(2,715)	(422,535)	140.4
InterDigital, Inc.	(11,912)	(778,926)	258.8
International Flavors & Fragrances, Inc.	(8,593)	(1,184,029)	393.4
International Game Technology PLC	(5,707)	(83,493)	27.7
International Paper Co.	(1,210)	(56,640)	18.8
Intuitive Surgical, Inc.	(503)	(256,847)	85.3
IPG Photonics Corp.	(2,447)	(427,564)	142.1
Iqvia Holdings, Inc.	(206)	(28,613)	9.5
iRhythm Technologies, Inc.	(1,149)	(87,680)	29.1
J&J Snack Foods Corp.	(1,333)	(209,521)	69.6
Jack Henry & Associates, Inc.	(3,199)	(476,843)	158.4
Jack in the Box, Inc.	(1,695)	(130,684)	43.4
JBG SMITH Properties	(24,225)	(1,030,774)	342.5
John Bean Technologies Corp.	(2,486)	(272,938)	90.7
John Wiley & Sons, Inc., Class A	(6,959)	(321,367)	106.8
Johnson Controls International PLC	(15,427)	(578,513)	192.2
JPMorgan Chase & Co.	(1,019)	(118,255)	39.3
Kaman Corp.	(16,728)	(1,035,630)	344.1
KBR, Inc.	(1,888)	(41,951)	13.9
Kemper Corp.	(1,032)	(92,756)	30.8
Kimberly-Clark Corp.	(3,936)	(505,304)	167.9
Kite Realty Group Trust	(2,458)	(38,812)	12.9
KLA-Tencor Corp.	(4,539)	(578,632)	192.2
Kraft Heinz Co.	(21,237)	(705,918)	234.5
Kratos Defense & Security Solutions, Inc.	(7,962)	(126,437)	42.0
La-Z-Boy, Inc.	(5,792)	(189,978)	63.1
Ladder Capital Corp.	(12,488)	(217,291)	72.2
Laureate Education, Inc., Class A	(27,358)	(430,615)	143.1
LCI Industries	(1,417)	(124,483)	41.4
LegacyTexas Financial Group, Inc.	(762)	(30,541)	10.1
LendingClub Corp.	(7,786)	(24,759)	8.2
Lennar Corp., Class A	(16,097)	(837,527)	278.3

36

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Liberty Broadband Corp., Class A	(6,290)	$(618,873)	205.6%
Liberty Media Corp-Liberty Formula One	(2,950)	(114,489)	38.0
Lincoln Electric Holdings, Inc.	(6,859)	(598,585)	198.9
Littelfuse, Inc.	(3,769)	(757,757)	251.8
LKQ Corp.	(32,914)	(990,711)	329.2
Lockheed Martin Corp.	(1,518)	(505,995)	168.1
Loews Corp.	(12,725)	(652,665)	216.8
Louisiana-Pacific Corp.	(13,973)	(350,024)	116.3
LyondellBasell Industries NV, Class A	(9,246)	(815,775)	271.0
Magellan Health, Inc.	(2,017)	(141,190)	46.9
Manhattan Associates, Inc.	(3,051)	(205,790)	68.4
ManTech International Corp., Class A	(3,407)	(211,200)	70.2
Marathon Petroleum Corp.	(7,658)	(466,142)	154.9
Markel Corp.	(819)	(877,567)	291.6
MarketAxess Holdings, Inc.	(4,816)	(1,340,437)	445.3
Marriott Vacations Worldwide Corp.	(7,597)	(802,471)	266.6
Marvell Technology Group Ltd.	(43,078)	(1,077,812)	358.1
Masco Corp.	(6,256)	(244,359)	81.2
Masimo Corp.	(157)	(20,434)	6.8
Maxim Integrated Products, Inc.	(10,665)	(639,900)	212.6
MaxLinear, Inc., Class A	(1,687)	(45,397)	15.1
McDonald’s Corp.	(3,621)	(715,401)	237.7
Medical Properties Trust, Inc.	(11,825)	(206,464)	68.6
Medicines Co.	(3,979)	(127,129)	42.2
Medifast, Inc.	(2,114)	(310,103)	103.0
Medpace Holdings, Inc.	(3,485)	(195,752)	65.0
MGM Growth Properties LLC, Class A	(3,571)	(115,200)	38.3
MGM Resorts International	(7,765)	(206,782)	68.7
Microchip Technology, Inc.	(1,818)	(181,600)	60.3
Micron Technology, Inc.	(1,163)	(48,916)	16.3
Microsoft Corp.	(11,325)	(1,479,045)	491.4
MicroStrategy, Inc., Class A	(3,757)	(562,423)	186.9
Middleby Corp.	(1,388)	(183,396)	60.9
Mohawk Industries, Inc.	(6,057)	(825,266)	274.2
Mondelez International, Inc., Class A	(18,864)	(959,234)	318.7
MongoDB, Inc.	(417)	(58,764)	19.5
Moody’s Corp.	(4,701)	(924,311)	307.1
MSC Industrial Direct Co., Inc., Class A	(17,502)	(1,464,042)	486.4
Murphy Oil Corp.	(929)	(25,306)	8.4
MyoKardia, Inc.	(4,200)	(201,516)	67.0
National Retail Properties, Inc.	(2,207)	(116,132)	38.6
National Vision Holdings, Inc.	(13,416)	(362,232)	120.3
Neenah, Inc.	(2,223)	(150,831)	50.1
Neogen Corp.	(1,951)	(118,348)	39.3
Netflix, Inc.	(1,266)	(469,104)	155.9
NETGEAR, Inc.	(5,392)	(167,314)	55.6

	Shares	Value	% of Basket Value

United States (continued)
Netscout Systems, Inc.	(4,470)	$(131,418)	43.7%
New Residential Investment Corp.	(2,106)	(35,402)	11.8
Newmark Group, Inc., Class A	(5,882)	(50,115)	16.7
NewMarket Corp.	(3,365)	(1,411,887)	469.1
News Corp., Class A Class A	(58,310)	(724,210)	240.6
Nielsen Holdings PLC	(2,548)	(65,050)	21.6
NMI Holdings, Inc., Class A	(10,715)	(300,877)	100.0
Nordson Corp.	(9,344)	(1,363,757)	453.1
Northwest Natural Holding Co.	(12,352)	(826,225)	274.5
Nuance Communications, Inc.	(10,502)	(176,749)	58.7
NVR, Inc.	(18)	(56,745)	18.9
Office Depot, Inc.	(32,959)	(79,102)	26.3
Office Properties Income Trust	(2,126)	(57,700)	19.2
Okta, Inc.	(1,831)	(190,479)	63.3
Old National Bancorp	(24,035)	(410,518)	136.4
Ollie’s Bargain Outlet Holdings, Inc.	(2,845)	(272,096)	90.4
Omega Healthcare Investors, Inc.	(10,600)	(375,134)	124.6
Omnicom Group, Inc.	(1,825)	(146,055)	48.5
Ormat Technologies, Inc.	(23,934)	(1,396,788)	464.1
Owens Corning	(20,628)	(1,057,598)	351.4
Pacific Premier Bancorp, Inc.	(23,948)	(696,168)	231.3
PBF Energy, Inc., Class A	(7,504)	(251,984)	83.7
PDC Energy, Inc.	(7,603)	(330,654)	109.9
Peabody Energy Corp.	(2,330)	(67,034)	22.3
People’s United Financial, Inc.	(83,931)	(1,451,167)	482.1
PerkinElmer, Inc.	(766)	(73,413)	24.4
Pioneer Natural Resources Co.	(885)	(147,317)	48.9
Piper Jaffray Cos.	(398)	(32,079)	10.7
Pitney Bowes, Inc.	(7,278)	(51,747)	17.2
Pivotal Software, Inc., Class A	(5,802)	(125,903)	41.8
Polaris Industries, Inc.	(1,435)	(138,334)	46.0
Post Holdings, Inc.	(1,004)	(113,231)	37.6
Potlatch Corp.	(2,231)	(86,250)	28.7
PPG Industries, Inc.	(4,978)	(584,915)	194.3
PriceSmart, Inc.	(1,847)	(110,469)	36.7
Primerica, Inc.	(2,679)	(349,047)	116.0
Principal Financial Group, Inc.	(18,563)	(1,061,061)	352.5
Progress Software Corp.	(6,178)	(281,779)	93.6
Progressive Corp.	(1,355)	(105,893)	35.2
Prologis, Inc.	(19,191)	(1,471,374)	488.8
ProPetro Holding Corp.	(5,557)	(122,976)	40.9
Prosperity Bancshares, Inc.	(658)	(48,455)	16.1
Public Service Enterprise Group, Inc.	(6,129)	(365,595)	121.5
PulteGroup, Inc.	(2,307)	(72,578)	24.1
PVH Corp.	(441)	(56,885)	18.9
QEP Resources, Inc.	(18,632)	(140,113)	46.6
QUALCOMM, Inc.	(4,104)	(353,478)	117.4
Radian Group, Inc.	(10,084)	(236,167)	78.5
Rapid7, Inc.	(4,394)	(238,770)	79.3
Raytheon Co.	(1,277)	(226,782)	75.3

37

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Realty Income Corp.	(7,909)	$(553,709)	184.0%
Reata Pharmaceuticals, Inc., Class A	(2,447)	(191,992)	63.8
Red Rock Resorts, Inc., Class A	(8,149)	(219,860)	73.0
Redfin Corp.	(4,742)	(98,065)	32.6
Regency Centers Corp.	(2,233)	(149,991)	49.8
Regions Financial Corp.	(3,092)	(48,019)	16.0
Reliance Steel & Aluminum Co.	(495)	(45,520)	15.1
Retail Properties of America, Inc., Class A	(46,317)	(569,236)	189.1
Robert Half International, Inc.	(1,155)	(71,714)	23.8
Roku, Inc.	(3,510)	(223,201)	74.2
Ross Stores, Inc.	(11,353)	(1,108,734)	368.4
S&P Global, Inc.	(1,929)	(425,653)	141.4
Sabra Health Care REIT, Inc.	(47,176)	(922,763)	306.6
Sabre Corp.	(11,524)	(239,238)	79.5
SailPoint Technologies Holding, Inc.	(7,426)	(209,859)	69.7
Scotts Miracle-Gro Co., Class A	(1,933)	(164,344)	54.6
Seagate Technology PLC	(3,980)	(192,314)	63.9
Select Medical Holdings Corp.	(2,976)	(42,765)	14.2
Selective Insurance Group, Inc.	(647)	(46,138)	15.3
SemGroup Corp., Class A	(1,554)	(20,295)	6.7
Sensient Technologies Corp.	(5,125)	(359,365)	119.4
ServiceMaster Global Holdings, Inc.	(3,879)	(190,187)	63.2
Shake Shack, Inc., Class A Class A	(2,552)	(156,438)	52.0
Shutterfly, Inc.	(3,646)	(159,804)	53.1
Shutterstock, Inc.	(2,941)	(118,963)	39.5
Signature Bank	(5,975)	(789,118)	262.2
Silgan Holdings, Inc.	(47,785)	(1,430,683)	475.3
Silicon Laboratories, Inc.	(1,530)	(164,720)	54.7
Simmons First National Corp., Class A Class A	(11,072)	(281,118)	93.4
Sinclair Broadcast Group, Inc., Class A	(1,284)	(58,794)	19.5
Six Flags Entertainment Corp.	(786)	(41,729)	13.9
SkyWest, Inc.	(3,188)	(196,349)	65.2
Smartsheet, Inc., Class A	(3,115)	(131,858)	43.8
Snap, Inc., Class A	(5,896)	(65,681)	21.8
South Jersey Industries, Inc.	(14,810)	(475,697)	158.0
SPIRE, Inc.	(8,329)	(701,219)	233.0
SRC Energy, Inc.	(32,559)	(200,238)	66.5
SS&C Technologies Holdings, Inc.	(2,153)	(145,672)	48.4
STAAR Surgical Co.	(587)	(19,066)	6.3
Stanley Black & Decker, Inc.	(4,421)	(648,119)	215.3
Starbucks Corp.	(1,265)	(98,265)	32.6
Starwood Property Trust, Inc.	(47,442)	(1,093,538)	363.3
State Street Corp.	(7,126)	(482,145)	160.2
Sterling Bancorp	(55,862)	(1,196,564)	397.5
Stitch Fix, Inc., Class A	(1,494)	(39,815)	13.2
Stratasys Ltd.	(1,654)	(38,455)	12.8

	Shares	Value	% of Basket Value

United States (continued)
Strategic Education, Inc.	(1,354)	$(194,096)	64.5%
Sun Hydraulics Corp.	(8,962)	(469,071)	155.8
Sunrun, Inc.	(15,480)	(235,451)	78.2
SVB Financial Group	(729)	(183,504)	61.0
Symantec Corp.	(14,415)	(348,987)	115.9
Sysco Corp.	(4,662)	(328,065)	109.0
T-Mobile U.S., Inc.	(8,155)	(595,233)	197.8
Tabula Rasa HealthCare, Inc.	(1,448)	(77,120)	25.6
Tactile Systems Technology, Inc.	(1,228)	(61,105)	20.3
Tandem Diabetes Care, Inc.	(2,137)	(131,233)	43.6
Tech Data Corp.	(1,522)	(162,260)	53.9
Teleflex, Inc.	(1,560)	(446,441)	148.3
Tenable Holdings, Inc.	(3,216)	(115,454)	38.4
Tenet Healthcare Corp.	(875)	(19,162)	6.4
Terreno Realty Corp.	(2,546)	(113,679)	37.8
Texas Capital Bancshares, Inc.	(481)	(31,135)	10.3
Texas Instruments, Inc.	(4,020)	(473,677)	157.4
Thermo Fisher Scientific, Inc.	(2,337)	(648,401)	215.4
Thor Industries, Inc.	(1,985)	(130,752)	43.4
Torchmark Corp.	(6,430)	(563,654)	187.3
Toro Co.	(12,495)	(914,009)	303.7
Total System Services, Inc.	(2,954)	(302,017)	100.3
Trade Desk, Inc., Class A	(129)	(28,571)	9.5
TransUnion	(899)	(62,615)	20.8
Trimble Inc.	(14,143)	(577,317)	191.8
Trinity Industries, Inc.	(17,918)	(386,312)	128.3
Two Harbors Investment Corp.	(66,012)	(914,926)	304.0
Tyson Foods, Inc., Class A	(5,890)	(441,809)	146.8
UMB Financial Corp.	(1,543)	(107,794)	35.8
Union Bankshares Corp.	(3,030)	(110,595)	36.7
Union Pacific Corp.	(1,046)	(185,184)	61.5
United Bankshares, Inc.	(6,926)	(271,776)	90.3
United Parcel Service, Inc., Class B	(8,067)	(856,877)	284.7
United States Steel Corp.	(39,470)	(615,732)	204.6
United Technologies Corp.	(10,302)	(1,469,168)	488.1
UnitedHealth Group, Inc.	(4,581)	(1,067,694)	354.7
Uniti Group, Inc.	(17,289)	(190,006)	63.1
Universal Display Corp.	(1,979)	(315,848)	104.9
Valero Energy Corp.	(11,930)	(1,081,574)	359.3
Valley National Bancorp	(38,176)	(400,084)	132.9
Valmont Industries, Inc.	(3,396)	(457,917)	152.1
Varonis Systems, Inc.	(1,260)	(89,649)	29.8
Vector Group Ltd.	(41,229)	(392,912)	130.5
VEREIT, Inc.	(93,280)	(770,493)	256.0
Verisk Analytics, Inc., Class A	(10,498)	(1,481,688)	492.3
ViaSat, Inc.	(1,080)	(98,086)	32.6
Viavi Solutions, Inc.	(7,051)	(93,778)	31.2
Visteon Corp.	(469)	(30,963)	10.3
Vistra Energy Corp.	(4,249)	(115,785)	38.5
W&T Offshore, Inc.	(11,057)	(70,544)	23.4
Walgreens Boots Alliance, Inc.	(15,918)	(852,727)	283.3

38

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Warrior Met Coal, Inc.	(1,803)	$(55,893)	18.6%
Waters Corp.	(637)	(136,025)	45.2
Weight Watchers International, Inc.	(12,045)	(245,959)	81.7
Welbilt, Inc.	(6,038)	(101,620)	33.8
Wendy’s Co.	(21,808)	(405,847)	134.8
West Pharmaceutical Services, Inc.	(185)	(22,901)	7.6
Western Digital Corp.	(5,688)	(290,771)	96.6
Western Union Co.	(15,147)	(294,458)	97.8
Whiting Petroleum Corp.	(1,787)	(48,946)	16.3
Williams Cos., Inc.	(20,322)	(575,722)	191.3
WisdomTree Investments, Inc.	(14,340)	(103,248)	34.3
Workiva, Inc.	(1,724)	(91,613)	30.4

	Shares	Value	% of Basket Value

United States (continued)
World Fuel Services Corp.	(4,167)	$(128,552)	42.7%
World Wrestling Entertainment, Inc., Class A	(864)	(72,446)	24.1
WP Carey, Inc.	(14,887)	(1,180,838)	392.3
WR Berkley Corp.	(23,938)	(1,467,369)	487.5
Wynn Resorts Ltd.	(2,272)	(328,190)	109.0
Xerox Corp.	(25,258)	(842,607)	279.9
Yelp, Inc.	(550)	(22,033)	7.3
Yext, Inc.	(7,419)	(162,550)	54.0
Zayo Group Holdings, Inc.	(26,713)	(835,850)	277.7
Zimmer Biomet Holdings, Inc.	(3,441)	(423,794)	140.8
Zoetis, Inc.	(6,667)	(678,967)	225.6
Zogenix, Inc.	(5,350)	(208,597)	69.3
Zscaler, Inc.	(3,094)	(211,351)	70.2

		(163,610,903)

Total Reference Entity — Short		(170,697,320)

Net Value of Reference Entity — Goldman Sachs & Co.		$(300,990)

39

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Preferred Securities	$—	$—	$4,645,752	$4,645,752
U.S. Treasury Obligations	—	89,650,747	—	89,650,747
Short-Term Securities:
U.S. Treasury Obligations	—	435,517,801	—	435,517,801
Money Market Funds	18,352,385	—	—	18,352,385

	$18,352,385	$525,168,548	$4,645,752	$548,166,685

Derivative Financial Instruments(a)
Assets:
Equity contracts	$869,686	$12,959,291	$—	$13,828,977
Liabilities:
Equity contracts	(1,831,374)	(434,881)	—	(2,266,255)

	$(961,688)	$12,524,410	$—	$11,562,722

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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